UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2010

Date of reporting period: 04/30/2010

Item 1 – Report to Stockholders

BlackRock Global Allocation

Fund, Inc.

SEMI-ANNUAL REPORT
APRIL 30, 2010 I (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Dear Shareholder

Although overall global economic and financial conditions have generally improved over the past year, the period ended with high levels of market volatility and diminishing investor confidence sparked by the sovereign debt crisis in Europe, concerns over the strength of the economic recovery and uncertainty surrounding the future of interest rate policies. Additionally, as the period drew to a close, the increasing likelihood of more stringent financial market regulations added to the overall sense of investment uncertainty. Despite the uneven nature of recent market conditions, we continue to believe that the “Great Recession” likely ended at some point last summer, thanks primarily to massive fiscal and monetary stimulus, and that the global economy remains in recovery mode.

Global equity markets bottomed in early 2009 and since that time have moved unevenly higher as investors were lured back into the markets by depressed valuations, desire for higher yields and improvements in corporate earnings prospects. There have been several corrections along the way and volatility levels have remained elevated — reflections of mixed economic data, lingering deflation issues (especially in Europe) and uncertainty surrounding financial regulations. On balance, however, improving corporate revenues and profits and a positive macro backdrop helped push stock prices higher over the last twelve and six months. From a geographic perspective, US equities have outpaced their international counterparts in recent months, as the domestic economic recovery has been more pronounced and as credit-related issues have held European markets down.

Within fixed income markets, yields have been moving unevenly as improving economic conditions have been acting to push Treasury yields higher
(and prices correspondingly lower), while concerns over ongoing deflation threats have acted as a counterweight. As the period drew to a close,
Treasury yields were falling as investors flocked to the “safe haven” asset class in the face of escalating uncertainty. Over the course of the last twelve and six months, however, Treasuries underperformed other areas of the bond market, particularly the high yield sector, which has been benefiting from increased investor demand. Meanwhile, municipal bonds slightly outperformed taxable sectors over both the six- and twelve-month periods thanks to continued high demand levels, but have continued to face the headwinds of ongoing state and local budget problems. As in the taxable arena, high yield municipals have been outperforming the rest of the market.

Regarding cash investments, yields on money market securities remain near all-time lows (producing returns only marginally above zero percent), with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an
“extended period.”

Against this backdrop, the major market averages posted the following returns:
Total Returns as of April 30, 2010	6-month	12-month
US equities (S&P 500 Index)	15.66%	38.84%
Small cap US equities (Russell 2000 Index)	28.17	48.95
International equities (MSCI Europe, Australasia, Far East Index)	2.48	34.43
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.04	0.15
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.54)	(1.32)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	2.54	8.30
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	3.68	8.85
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	11.60	42.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Global financial markets continue to show signs of improvement, but questions about the strength and sustainability of the recovery abound. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder®
magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of April 30, 2010

Portfolio Management Commentary

How did the Fund perform?

• For the six-month period, the Fund’s Institutional, Investor A, Investor B and Class R Shares outperformed its Reference Benchmark — which comprises the S&P 500 Index (36%), FTSE World Index (ex-US) (24%),
BofA Merrill Lynch Current 5-Year US Treasury Index (24%), and Citigroup
Non-US Dollar World Government Bond Index (16%) — while Investor C
Shares performed in line with the benchmark. All share classes trailed the broad-based all-equity benchmark, the FTSE World Index. The Fund invests in both equities and bonds; therefore, the Reference Benchmark provides a truer representation of the Fund’s composition and a more meaningful comparison.

What factors influenced performance?

• Contributing favorably to the Fund’s performance relative to its Reference
Benchmark were its underweights in Spain, Italy, France and Australia.
The Fund also benefited from its stock selection in Japan and Russia.
From a sector perspective, underweights and stock selection in finan-
cials, consumer staples and utilities; stock selection in health care;
and an overweight in materials all contributed positively.

• In the fixed income portion, the Fund’s overweight in convertible bonds contributed positively to relative performance.

• Detracting from the Fund’s relative performance was its underweight and stock selection in the United States, as well as stock selection in
India, United Kingdom, Germany and China. From a sector perspective, underweights and stock selection in the consumer discretionary and industrials sectors, as well as an overweight and stock selection in energy, detracted from relative performance.

Describe recent portfolio activity.

• During the period, the Fund’s overall equity allocation increased from
57% of net assets to 60%. Within equities, increases in the US, Asia,

Africa/Middle East and Latin America were modestly offset by a decrease in Europe. On a sector basis, the Fund increased its weightings in materials, information technology, consumer discretionary, financials, industrials and energy, while reducing its weightings in utilities, consumer staples, and health care.

• The Fund’s allocation to fixed income remained at 33% of net assets, as increases in nominal US Treasuries and corporate bonds were offset by decreases in US TIPS, Japanese government bonds and convertible bonds. Reflecting the above changes, the Fund’s cash equivalent hold-
ings decreased from 10% of net assets to 7%.

Describe Fund positioning at period end.

• Relative to its Reference Benchmark, the Fund was neutral in equities, underweight in fixed income and, consequently, overweight in cash equivalents. Within the equity segment, the Fund was underweight in
Europe and the US, while being overweight in Asia and maintaining an overweight position in Latin America.

• On a sector basis, the Fund was overweight in materials, telecommunica-
tion services, energy and health care, with underweights in consumer discretionary, financials, consumer staples, utilities, information technol-
ogy and industrials.

• As for currency exposure, the Fund was underweight in the euro, the
British pound and the Australian dollar. The Fund had overweight posi-
tions in the US dollar, the Brazilian real and the Russian ruble, along with several Asian currencies, including the Singapore dollar, the
Malaysian ringgit and the Indian rupee.

• The Fund’s period end cash position was 7%. Cash helped mitigate portfolio volatility, served as a source of funds for new investments and contributed to reducing the overall portfolio interest rate duration during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Derivative Financial Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, swaps, options and foreign currency exchange con-
tracts, as specified in Note 2 of the Notes to Consolidated Financials
Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a deriva-
tive instrument and the underlying asset, possible default of the coun-
terparty to the transaction or illiquidity of the derivative instrument. The

Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market move-
ments, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the
Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

4 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.
2 The Fund invests in a portfolio of US and foreign equity securities, debt and money market securities, whose composition varies with respect to types of securities and markets in response to changing market and economic trends.
3 This unmanaged capitalization-weighted index is comprised of 2,200 equities from 24 countries in 12 regions, including the United States.
4 The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index
(Excluding US); 24% BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.
Descriptions of these indexes can be found in the footnotes below.

Performance Summary for the Period Ended April 30, 2010
				Average Annual Total Returns[5]
		1 Year		5 Years		10 Years
	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge
Institutional	7.03%	26.27%	N/A	8.55%	N/A	9.16%	N/A
Investor A	6.88	25.96	19.35%	8.27	7.11%	8.88	8.30%
Investor B	6.47	24.93	20.43	7.40	7.10	8.20	8.20
Investor C	6.44	25.07	24.07	7.44	7.44	8.05	8.05
Class R	6.76	25.58	N/A	7.93	N/A	8.62	N/A
FTSE World Index	9.88	39.33	N/A	4.95	N/A	1.80	N/A
Reference Benchmark	6.44	24.33	N/A	5.06	N/A	3.87	N/A
US Stocks: S&P 500 Index[6]	15.66	38.84	N/A	2.63	N/A	(0.19)	N/A
Non-US Stocks: FTSE World Index
(Excluding US)[7]	5.42	39.67	N/A	6.73	N/A	3.78	N/A
US Bonds: BofA Merrill Lynch Current
5-Year US Treasury Index[8]	1.71	2.14	N/A	5.40	N/A	6.18	N/A
Non-US Bonds: Citigroup Non-US Dollar
World Government Bond Index[9]	(5.16)	6.82	N/A	4.20	N/A	6.88	N/A

5 Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund
Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
6 This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.
7 This unmanaged capitalization-weighted index is comprised of 1,630 companies in 28 countries, excluding the United States.
8 This unmanaged index is designed to track the total return of the current coupon five-year U.S. Treasury bond.
9 This unmanaged market capitalization-weighted index tracks 10 government bond indexes, excluding the United States.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

About Fund Performance

• Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

• Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

• Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares are only available through exchanges, dividend reinvestments by existing shareholders or for pur-
chase by certain qualified employee benefit plans.

• Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of
0.25% per year.

• Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003
Class R Share performance results are those of Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guaran-
tee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within
30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s invest-
ment advisor waived a portion of its fee. Without such waiver, the Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, serv-
ice and distribution fees including 12b-1 fees and other Fund expenses.
The expense example below (which is based on a hypothetical investment of $1,000 invested on November 1, 2009 and held through April 30,
2010) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number cor-
responding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypo-
thetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	November 1, 2009	April 30, 2010	During the Period[1]	November 1, 2009	April 30, 2010	During the Period[1]
Institutional	$1,000	$1,070.30	$4.11	$1,000	$1,020.83	$4.01
Investor A	$1,000	$1,068.80	$5.44	$1,000	$1,019.54	$5.31
Investor B	$1,000	$1,064.70	$9.68	$1,000	$1,015.43	$9.44
Investor C	$1,000	$1,064.40	$9.32	$1,000	$1,015.77	$9.10
Class R	$1,000	$1,067.60	$7.13	$1,000	$1,017.91	$6.95

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.80% for Institutional, 1.06% for Investor A, 1.89% for Investor B, 1.82% for
Investor C and 1.39% for Class R), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses are calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

6 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Portfolio Information as of April 30, 2010
Percent of
Long-Term
Ten Largest Holdings (Equity Investments)	Investments
SPDR Gold Trust	2%
Exxon Mobil Corp.	1
Microsoft Corp.	1
Petroleo Brasileiro SA — ADR	1
Bristol-Myers Squibb Co.	1
Apple, Inc.	1
International Business Machines Corp.	1
General Electric Co.	1
JPMorgan Chase & Co.	1
Wells Fargo & Co.	1

Percent of
Long-Term
Geographic Allocation	Investments
United States	55%
Japan	8
Canada	4
Brazil	4
Germany	4
United Kingdom	3
Singapore	2
China	2
South Korea	2
India	2
Malaysia	2
Russia	2
Other[1]	10

1 Other includes a 1% holding in each of the following countries: Hong Kong,
Luxembourg, Australia, Switzerland, Taiwan, France, United Arab Emirates,
Kazakhstan, Turkey and Mexico.

Overall Asset Exposure
	Percent of Fund’s Net Assets		Reference Benchmark[5]
	4/30/10	10/31/09	Percentages
US Equities	32[2]%	30%[2]	36%
European Equities	8[2]	8[2]	13
Pacific Basin Equities	12[2]	13[2]	8
Other Equities	8	6	3
Total Equities	60[3]	57[3]	60
US Dollar Denominated Fixed Income Securities	23	21	24
US Issuers	19	18	—
Non-US Issuers	4	3	—
Non-US Dollar Denominated Fixed Income Securities	10	12	16
Total Fixed Income Securities	33	33	40
Cash & Short-Term Securities[4]	7	10	—

2 Includes value of financial futures contracts.
3 Includes Preferred Stock.
4 Cash & Short-Term Securities are reduced by the market (or nominal) value of long financial futures contracts.
5 The Reference Benchmark is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (Excluding US) Equities; 24% BofA
Merrill Lynch 5-Year US Treasury Bond Index; and 16% Citigroup World Government Bond Index (Excluding US). Descriptions of these indexes are found on page 5 of this report to shareholders in the “Performance Summary” section.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments April 30, 2010 (Unaudited)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.7%
BHP Billiton Ltd.	3,557,951	$ 130,065,328
CSL Ltd.	1,319,134	39,417,561
Newcrest Mining Ltd.	713,422	21,535,142
Rio Tinto Ltd.	304,357	19,886,731
Telstra Corp. Ltd.	7,614,267	22,308,977
Woodside Petroleum Ltd.	1,016,416	42,150,074
		275,363,813
Austria — 0.0%
Telekom Austria AG	715,944	9,510,556
Belgium — 0.1%
RHJ International (a)	4,018,600	34,363,368
RHJ International — ADR (a)(b)	899,200	7,710,233
		42,073,601
Brazil — 2.3%
All America Latina Logistica SA	1,967,160	17,597,778
Banco Itau Holding Financeira SA
(Preference Shares)	1,883,300	40,824,245
Banco Santander Brasil SA	1,605,400	18,573,044
Cia Brasileira de Distribuicao Grupo Pao
de Acucar (Preference Shares)	2,075,269	70,630,182
Cia Energetica de Minas Gerais — ADR	750,253	12,116,583
Cosan Ltd. (a)	3,326,600	35,328,492
Cyrela Brazil Realty SA	4,140,400	49,663,363
Hypermarcas SA (a)	7,636,800	104,606,477
Mrv Engenharia e Participacoes SA	3,671,300	25,703,852
NET Servicos de Comunicacao SA (Preference
Shares) (a)	1,683,600	19,884,544
Petroleo Brasileiro SA — ADR	8,656,500	328,427,610
Petroleo Brasileiro SA — ADR	750,410	31,839,896
SLC Agricola SA	3,248,300	30,497,487
Usinas Siderurgicas de Minas Gerais SA
(Preference ‘A’ Shares)	435,800	14,242,944
Vale SA, Class A (Preference Shares)	2,430,800	65,222,213
Vivo Participacoes SA — ADR	2,591,075	68,585,755
		933,744,465
Canada — 2.9%
Agrium, Inc.	364,300	22,735,963
Alamos Gold, Inc.	2,562,000	38,059,244
BCE, Inc.	101,700	3,061,170
Barrick Gold Corp.	2,943,340	128,182,457
Canadian Natural Resources Ltd.	680,300	52,342,282
Canadian Pacific Railway Ltd.	617,326	36,335,808
Canadian Pacific Railway Ltd.	661,729	39,008,006
Cenovus Energy, Inc.	40,400	1,183,720
Daylight Resources Trust	3,433,600	37,858,161
Eldorado Gold Corp.	4,464,700	68,565,977
EnCana Corp.	40,400	1,336,028
Goldcorp, Inc.	3,480,600	150,466,338
Golden Star Resources Ltd. (a)	1,480,500	6,718,946
IAMGOLD Corp.	7,032,948	125,678,781

Common Stocks	Shares	Value
Canada (concluded)
IAMGOLD, International African Mining Gold Corp.	1,938,829	$ 34,699,657
Kinross Gold Corp.	1,847,839	35,053,506
Kinross Gold Corp.	6,757,794	129,062,024
New Gold, Inc. (a)	345,500	2,023,750
Potash Corp. of Saskatchewan, Inc.	162,700	17,978,350
Rogers Communications, Inc., Class B	887,700	31,610,997
Silver Wheaton Corp. (a)	1,269,800	24,786,496
Sino-Forest Corp. (a)	2,458,600	43,711,672
Suncor Energy, Inc.	740,900	25,345,811
TELUS Corp.	327,200	12,104,918
Talisman Energy, Inc.	222,100	3,780,379
Thomson Reuters Corp.	46,900	1,682,772
Vittera, Inc. (a)	987,000	8,356,172
Yamaha Gold, Inc.	10,223,247	111,612,334
		1,193,341,719
Chile — 0.1%
Banco Santander Chile SA — ADR	280,900	18,508,501
Sociedad Quimica y Minera de Chile SA (c)	419,900	15,116,400
		33,624,901
China — 1.5%
Beijing Enterprises Holdings Ltd.	18,294,400	117,864,252
Chaoda Modern Agriculture Holdings Ltd.	68,410,408	78,214,153
China BlueChemical Ltd.	24,318,000	15,035,419
China Communications Services Corp. Ltd.	363,600	182,557
China Huiyan Juice Group Ltd.	5,886,000	4,471,765
China Life Insurance Co. Ltd.	6,459,100	29,740,902
China Life Insurance Co. Ltd. — ADR	448,966	30,345,612
China Mobile Ltd.	5,823,500	57,006,512
China Pacific Insurance Group Co. Ltd.	2,842,100	11,878,460
China Shenhua Energy Co. Ltd., Class H	13,222,000	56,737,188
China South Locomotive and Rolling Corp.	9,394,800	7,074,384
China Telecom Corp., Ltd.	31,090,700	14,264,111
China Unicom Ltd.	6,974,200	8,686,952
Denway Motors Ltd.	35,777,000	21,012,361
Dongfeng Motor Group Co. Ltd.	2,708,300	3,846,458
Guangshen Railway Co. Ltd.	37,814,700	14,700,831
Jiangsu Express	3,231,500	3,034,221
Ping An Insurance Group Co. of China Ltd.	1,910,800	16,358,070
Shanghai Industrial Holdings Ltd.	1,348,900	5,827,902
Tianjin Development Holdings Ltd. (d)	78,266,800	49,162,740
Tianjin Port Development Holdings Ltd.	124,907,400	35,127,398
Xiamen International Port Co. Ltd.	35,751,900	6,698,422
Yanzhou Coal Mining Co. Ltd.	296	823
Zhongsheng Group Holdings Ltd. (a)	5,925,800	8,242,839
		595,514,332
Egypt — 0.1%
Telecom Egypt	10,449,481	34,719,873
Finland — 0.0%
Fortum Oyj	437,475	11,304,028

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		BRL	Brazilian Real	HOLDRS	Holding Company	SGD	Singapore Dollar
Consolidated Schedule of Investments, the names		CAD	Canadian Dollar		Depositary Receipts	SPDR	Standard & Poor’s
and descriptions of many of the securities have		CHF	Swiss Frank	JPY	Japanese Yen		Depositary Receipts
been abbreviated according to the following list:		CNY	Chinese Yuan	KRW	South Korean Won	THB	Thai Baht
		ETF	Exchange-Traded Fund	MSCI	Morgan Stanley Capital	TRY	Turkish Lira
ADR	American Depositary Receipts	EUR	Euro		International	TWD	Taiwan Dollar
AUD	Australian Dollar	GBP	British Pound	MYR	Malaysian Ringgit	USD	US Dollar
		GDR	Global Depositary Receipts	NZD	New Zealand Dollar	ZAR	South African Rand
See Notes to Consolidated Financial Statements.		HKD	Hong Kong Dollar	PLN	Polish Zloty

8 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France — 0.5%
AXA SA	580,758	$ 11,541,075
AXA SA — ADR	32,800	628,448
Cie Generale d’Optique Essilor International SA	984,960	60,043,089
France Telecom SA	2,320,680	50,803,596
Sanofi-Aventis	215,400	14,694,290
Sanofi-Aventis — ADR	31,400	1,071,054
Thales SA	267,700	9,969,496
Total SA	920,893	50,103,376
		198,854,424
Germany — 0.1%
Allianz AG, Registered Shares	105,590	12,105,382
Bayer AG	343,935	21,969,596
Bayer AG — ADR	12,200	758,840
Bayerische Motoren Werke AG	134,420	6,648,018
		41,481,836
Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	2,304,700	28,421,219
Cheung Kong Infrastructure Holdings Ltd.	4,441,400	16,584,770
China Dongxiang Group Co.	22,262,700	15,110,984
HSBC Holdings Plc, Hong Kong Registered	2,372,000	24,222,327
Hutchison Whampoa Ltd.	4,021,397	27,599,269
The Link Real Estate Investment Trust	23,389,200	57,379,854
Ports Design Ltd.	90,500	221,608
Shougang Concord International
Enterprises Co. Ltd.	41,337,400	7,469,514
Sinopharm Group Co.	4,019,300	18,115,371
Wharf Holdings Ltd.	5,316,575	28,753,691
		223,878,607
India — 0.6%
Adani Power Ltd. (a)	9,496,989	26,571,177
Bharat Heavy Electricals Ltd.	980,000	54,661,630
Container Corp. of India	302,200	8,802,105
Hindustan Lever Ltd.	2,534,200	13,668,849
Housing Development Finance Corp.	335,000	21,086,292
Larsen & Toubro Ltd.	687,300	24,820,939
Reliance Industries Ltd.	2,677,800	61,923,629
State Bank of India Ltd.	945,000	48,672,310
		260,206,931
Indonesia — 0.1%
Bumi Resources Tbk PT	92,172,233	23,655,093
Telekomunikasi Indonesia Tbk PT	38,580,400	33,306,330
		56,961,423
Ireland — 0.1%
Accenture Plc	62,700	2,736,228
Covidien Plc	611,425	29,342,286
Ingersoll-Rand Plc	80,900	2,991,682
Warner Chilcott Plc, Class A (a)	99,900	2,833,164
		37,903,360
Israel — 0.2%
AFI Development Plc — GDR (a)	2,841,706	5,967,583
Teva Pharmaceutical Industries Ltd. — ADR	1,245,300	73,136,469
		79,104,052
Italy — 0.0%
Assicurazioni Generali SpA	254,900	5,380,431
Intesa Sanpaolo SpA	3,624,100	11,944,743
		17,325,174

Common Stocks	Shares	Value
Japan — 6.1%
Astellas Pharma, Inc.	588,200	$ 20,595,786
The Bank of Kyoto Ltd.	2,206,500	19,387,252
Canon, Inc.	1,507,900	68,976,315
Coca-Cola Central Japan Co., Ltd.	605,107	7,805,265
Coca-Cola West Holdings Co., Ltd.	1,801,300	31,869,627
Daihatsu Motor Co., Ltd.	1,448,400	13,966,810
Daikin Industries Ltd.	140,300	5,290,750
Daiwa House Industry Co., Ltd.	2,185,600	23,516,434
Denso Corp.	881,400	25,722,072
East Japan Railway Co.	1,070,394	71,602,723
Fanuc Ltd.	200,900	23,723,452
Fuji Heavy Industries Ltd.	5,679,500	31,786,622
Fujitsu Ltd.	1,332,100	9,367,279
Futaba Industrial Co., Ltd.	1,795,900	14,509,992
Hitachi Chemical Co., Ltd.	1,286,100	27,930,721
Hokkaido Coca-Cola Bottling Co., Ltd.	514,300	2,565,825
Honda Motor Co., Ltd.	1,272,700	43,065,055
Hoya Corp.	2,212,900	61,206,527
JGC Corp.	2,433,700	42,023,272
KDDI Corp.	14,845	71,575,529
Kinden Corp.	1,864,500	16,545,393
Kirin Holdings Co., Ltd.	3,299,900	47,276,858
Kubota Corp.	7,774,500	68,285,235
Kuraray Co., Ltd.	1,552,400	20,322,527
Kyowa Hakko Kirin Co. Ltd.	2,045,700	21,464,768
Mikuni Coca-Cola Bottling Co., Ltd.	1,376,800	10,914,259
Mitsubishi Corp.	5,258,700	124,567,542
Mitsubishi Tanabe Pharma Corp.	994,900	13,163,423
Mitsubishi UFJ Financial Group, Inc.	8,675,400	45,207,808
Mitsui & Co., Ltd.	5,716,100	85,907,812
Mitsui OSK Lines Ltd.	3,085,800	23,069,999
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,039,820	116,114,760
Murata Manufacturing Co., Ltd.	659,600	39,034,241
NGK Insulators Ltd.	785,300	15,476,670
NKSJ Holdings, Inc. (a)	8,096,670	58,784,574
NTT DoCoMo, Inc.	76,513	119,038,309
NTT Urban Development Co.	11,600	11,254,497
Nintendo Co., Ltd.	77,700	26,101,564
Nippon Electric Glass Co.	564,700	8,611,307
Nippon Telegraph & Telephone Corp.	974,000	39,645,282
Nomura Holdings, Inc.	3,999,900	27,647,766
Okumura Corp.	6,032,300	20,514,122
Rinnai Corp.	285,400	13,997,097
Rohm Co., Ltd.	401,400	29,747,767
Sekisui House Ltd.	5,630,400	53,669,384
Seven & I Holdings Co., Ltd.	2,586,600	66,142,190
Shimachu Co., Ltd.	326,400	6,787,147
Shin-Etsu Chemical Co., Ltd.	1,764,000	101,686,780
Shionogi & Co., Ltd.	1,205,600	21,763,368
Sony Corp. — ADR	73,100	2,501,482
Sony Financial Holdings, Inc.	2,855	10,296,345
Sumitomo Chemical Co., Ltd.	23,989,500	113,358,247
Sumitomo Electric Industries Ltd.	773,900	9,523,577
Sumitomo Mitsui Financial Group, Inc.	989,800	32,734,511
Suzuki Motor Corp.	3,635,800	76,423,647
TDK Corp.	342,400	21,913,840
Tadano Ltd.	623,100	3,365,426
Terumo Corp.	256,900	13,087,886
Toda Corp.	5,426,500	19,648,925
Toho Co., Ltd.	1,490,300	25,694,756
Tokio Marine Holdings, Inc.	4,307,700	128,242,894
Tokyo Gas Co., Ltd.	11,253,900	47,824,076
Toyota Industries Corp.	2,132,930	62,238,986

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Toyota Motor Corp.	949,900	$ 36,702,199
Ube Industries Ltd.	9,213,400	23,288,046
West Japan Railway Co.	6,570	23,880,771
		2,519,955,371
Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	3,335,200	82,045,920
Luxembourg — 0.0%
Millicom International Cellular SA	35,400	3,125,112
Malaysia — 0.4%
Axiata Group Bhd (a)	8,327,900	10,143,130
British American Tobacco Malaysia Bhd	1,116,300	15,364,722
Genting Malaysia Bhd	4,962,588	4,479,952
IOI Corp. Bhd	5,300,199	8,996,292
PLUS Expressways Bhd	28,203,461	30,336,343
Telekom Malaysia Bhd	5,774,000	6,266,644
Tenaga Nasional Bhd	9,129,244	24,266,672
YTL Power International	72,118,280	49,439,088
		149,292,843
Mexico — 0.2%
America Movil, SA de CV — ADR	1,138,800	58,625,424
Fomento Economico Mexicano, SA de CV — ADR	275,400	13,034,682
		71,660,106
Netherlands — 0.1%
Koninklijke KPN NV	1,413,691	21,209,601
Koninklijke Philips Electronics NV	745,000	25,016,484
Koninklijke Philips Electronics NV, New York
Registered Shares	156,000	5,201,040
Unilever NV — ADR	263,800	7,982,588
		59,409,713
Norway — 0.1%
DnB NOR ASA	351,900	4,164,778
Statoil ASA	1,386,700	33,530,008
		37,694,786
Philippines — 0.0%
First Gen Corp. (a)	1,836,047	417,546
Philippine Long Distance Telephone Co. — ADR	317,200	17,839,328
		18,256,874
Russia — 1.2%
Kuzbassrazrezugol (a)	48,029,996	24,014,998
LSR Group OJCS — GDR	6,813,100	58,252,005
MMC Norilsk Nickel — ADR	2,810,574	53,963,021
Novorossiysk Commercial Sea Port — GDR	4,994,420	67,424,670
OAO Rosnft Oil Co. — GDR	1,978,400	16,044,824
Polyus Gold Co. ZAO — ADR	2,815,642	70,081,329
RusHydro — ADR (a)	19,330,960	112,119,568
Sberbank	25,942,300	70,044,210
Surgutneftegaz — ADR	1,404,700	13,428,932
Uralkali — GDR	87,200	1,879,160
VimpelCom Ltd. — ADR (a)	2,261,700	39,398,814
		526,651,531
Singapore — 0.8%
CapitaLand Ltd.	1,089,100	2,941,903
DBS Group Holdings Ltd.	1,950,000	21,471,435
Fraser and Neave Ltd.	8,636,300	30,687,669
Keppel Corp. Ltd.	6,983,500	49,551,215
MobileOne Ltd.	10,659,700	16,535,433
Noble Group Ltd.	5,019,217	10,886,119

Common Stocks	Shares	Value
Singapore (concluded)
Oversea-Chinese Banking Corp.	8,213,100	$ 52,160,605
Parkway Holdings Ltd.	13,622,885	33,345,490
Parkway Life Real Estate Investment Trust	444,195	428,966
Sembcorp Marine Ltd.	4,569,000	13,981,265
Singapore Press Holdings Ltd.	4,836,300	14,445,537
Singapore Telecommunications Ltd.	22,502,010	49,634,622
United Overseas Bank Ltd.	1,100,000	16,092,916
		312,163,175
South Africa — 0.1%
Anglo Platinum Ltd.	86,098	9,343,323
Gold Fields Ltd. — ADR	552,700	7,428,288
Impala Platinum Holdings Ltd.	306,000	8,627,695
Katanga Mining Ltd. (a)	4,941,133	5,837,133
Sasol Ltd.	150,000	6,069,300
		37,305,739
South Korea — 0.9%
Cheil Industries, Inc.	291,511	20,897,005
KT Corp. — ADR	2,190,500	49,505,300
KT&G Corp.	671,400	33,922,858
Korean Reinsurance Co.	332,322	2,897,836
LG Corp.	318,800	21,737,202
LG Display Co. Ltd.	628,500	26,729,144
LS Corp.	301,800	24,615,169
Meritz Fire & Marine Insurance Co. Ltd.	335,766	2,173,605
POSCO	58,830	26,381,335
POSCO — ADR	257,300	28,858,768
Paradise Co. Ltd.	1,984,226	5,775,022
SK Telecom Co., Ltd.	257,970	40,258,810
Samsung Electronics Co., Ltd.	104,900	79,759,545
Samsung Fine Chemicals Co., Ltd.	486,600	23,285,962
		386,797,561
Spain — 0.1%
Iberdrola Renovables	1,298,100	5,032,508
Telefonica SA	1,345,573	30,457,379
Telefonica SA — ADR (c)	184,398	12,498,496
		47,988,383
Switzerland — 0.8%
Credit Suisse Group AG	81,300	3,715,410
Credit Suisse Group AG	558,640	25,640,332
Nestle SA, Registered Shares	2,047,063	100,164,672
Noble Corp.	65,600	2,590,544
Novartis AG, Registered Shares	703,485	35,867,011
Roche Holding AG	244,915	38,669,430
Transocean Ltd. (a)	470,100	34,058,745
Tyco Electronics Ltd.	330,794	10,625,103
Tyco International Ltd.	324,946	12,604,656
UBS AG	1,809,100	28,026,905
Weatherford International Ltd. (a)	1,102,800	19,971,708
Zurich Financial Services AG	125,469	27,815,829
		339,750,345
Taiwan — 0.8%
Asustek Computer, Inc.	7,539,646	14,538,119
Catcher Technology Co. Ltd.	2,314,400	6,105,943
Cheng Shin Rubber Industry Co. Ltd.	5,093,000	10,946,212
Chunghwa Telecom Co., Ltd.	10,994,967	21,584,180
Chunghwa Telecom Co., Ltd. — ADR	2,287,159	44,645,344
Compal Electronics, Inc.	5,328,000	7,404,766
Delta Electronics, Inc.	12,761,011	42,299,597
Far EasTone Telecommunications Co., Ltd.	15,692,000	19,099,023
HON HAI Precision Industry Co., Ltd.	5,339,375	25,065,846

See Notes to Consolidated Financial Statements.

10 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Taiwan (concluded)
HTC Corp.	3,397,950	$ 45,531,416
MediaTek, Inc.	1,118,000	18,930,022
Taiwan Cement Corp.	24,323,534	21,857,968
Taiwan Semiconductor Manufacturing Co., Ltd.	20,548,824	40,216,107
		318,224,543
Thailand — 0.2%
Hana Microelectronics Pcl	10,790,310	7,937,239
PTT Chemical PCL	2,151,660	6,882,918
PTT Public Company THB10	3,289,870	26,131,868
Siam Commercial Bank Pcl	12,829,483	32,514,839
		73,466,864
Turkey — 0.3%
BIM Birlesik Magazalar AS	431,400	24,113,335
Tupas Turkiye Petrol Rafine	1,048,300	23,305,834
Turk Telekomunikasyon AS	5,908,400	22,028,497
Turkcell Iletisim Hizmet AS	2,541,700	16,473,914
Turkiye Garanti Bankasi AS	7,562,400	36,636,287
		122,557,867
United Kingdom — 1.5%
Anglo American Plc (a)	1,353,100	57,474,183
Antofagasta Plc	1,623,800	24,619,875
AstraZeneca Group Plc — ADR (c)	96,100	4,250,503
BG Group Plc	1,210,900	20,467,478
BP Plc	5,703,291	49,743,741
BP Plc — ADR	178,800	9,324,420
British American Tobacco Plc	688,343	21,644,790
Diageo Plc — ADR	1,333,400	90,857,876
Ensco International Plc — ADR	68,700	3,241,266
Guinness Peat Group Plc	31,656,001	20,162,927
HSBC Holdings Plc	9,466,600	96,393,251
HSBC Holdings Plc — ADR	492,200	25,048,058
Lloyds TSB Group Plc	37,602,306	37,621,021
Prudential Plc	734,700	6,450,250
Royal Dutch Shell Plc — ADR	334,516	20,990,879
Shire Pharmaceuticals Plc — ADR	32,200	2,120,048
Standard Chartered Plc	873,407	23,297,785
Unilever Plc	663,206	19,929,522
Unilever Plc — ADR	414,100	12,464,410
Vodafone Group Plc	22,040,961	48,839,726
Vodafone Group Plc — ADR	1,470,386	32,642,569
		627,584,578
United States — 28.9%
3M Co.	754,900	66,936,983
ACE Ltd.	2,095,400	111,454,326
The AES Corp. (a)	164,000	1,892,560
AOL, Inc. (a)	51,803	1,210,118
AT&T, Inc.	9,383,570	244,535,834
Abbott Laboratories	1,919,400	98,196,504
Advance Auto Parts, Inc.	65,800	2,967,580
Advanced Micro Devices, Inc. (a)	2,280,000	20,656,800
Aetna, Inc.	2,100,400	62,066,820
Alliance Resource Partners LP	395,462	19,164,089
The Allstate Corp.	484,300	15,822,081
Altria Group, Inc.	1,860,300	39,419,757
Amdocs Ltd. (a)	96,200	3,072,628
American Commercial Lines, Inc. (a)(d)	705,245	14,386,998
American Tower Corp., Class A (a)	301,700	12,312,377
American Water Works Co, Inc.	434,200	9,456,876
AmerisourceBergen Corp.	663,700	20,475,145
Amgen, Inc. (a)	920,900	52,822,824

Common Stocks	Shares	Value
United States (continued)
Amphenol Corp., Class A	127,800	$ 5,905,638
Anadarko Petroleum Corp.	915,800	56,926,128
Analog Devices, Inc.	222,800	6,668,404
Apache Corp.	575,100	58,522,176
Apple, Inc. (a)	1,095,300	286,004,736
Arch Capital Group Ltd. (a)	301,000	22,749,580
Ascent Media Corp., Class A (a)	3,255	96,088
Axis Capital Holdings Ltd.	19,200	598,464
BMC Software, Inc. (a)	140,500	5,530,080
Bank of America Corp.	12,528,016	223,374,525
The Bank of New York Mellon Corp.	3,967,448	123,506,656
Baxter International, Inc.	343,085	16,200,474
Biogen Idec, Inc. (a)	51,200	2,726,400
Boeing Co.	1,264,700	91,602,221
Boston Scientific Corp. (a)	2,639,200	18,157,696
Bristol-Myers Squibb Co.	11,621,477	293,907,153
Broadcom Corp., Class A	428,600	14,782,414
Bunge Ltd.	604,149	31,989,690
CA, Inc.	3,130,400	71,404,424
CF Industries Holdings, Inc.	721,300	60,351,171
CMS Energy Corp.	702,100	11,416,146
CNA Financial Corp. (a)	15,700	441,484
CVS Caremark Corp.	1,438,000	53,105,340
Cablevision Systems Corp., Class A	121,300	3,328,472
Capital One Financial Corp.	70,000	3,038,700
Cardinal Health, Inc.	82,800	2,872,332
CareFusion Corp. (a)	107,000	2,951,060
CenturyTel, Inc.	585,849	19,983,309
Cephalon, Inc. (a)	41,700	2,677,140
Check Point Software Technologies Ltd. (a)	83,800	2,984,956
Chesapeake Energy Corp.	771,500	18,361,700
Chevron Corp.	2,765,850	225,250,824
Chubb Corp.	783,900	41,444,793
Cigna Corp.	883,500	28,325,010
Cisco Systems, Inc. (a)	5,370,817	144,582,394
Citigroup, Inc. (a)(c)	27,728,523	121,173,646
The Coca-Cola Co.	553,400	29,579,230
Cognizant Technology Solutions Corp. (a)	219,300	11,223,774
Colgate-Palmolive Co.	650,800	54,732,280
Comcast Corp., Class A	6,232,163	123,022,898
Comerica, Inc.	83,200	3,494,400
Complete Production Services, Inc. (a)	1,257,600	18,977,184
Computer Sciences Corp. (a)	191,150	10,014,349
Comverse Technology, Inc. (a)	2,528,350	23,210,253
ConAgra Foods, Inc.	569,225	13,928,936
ConocoPhillips	2,131,100	126,139,809
Consol Energy, Inc.	3,004,047	134,220,820
Constellation Brands, Inc., Class A (a)	402,400	7,351,848
Constellation Energy Group, Inc.	81,600	2,884,560
Corning, Inc.	6,927,389	133,352,238
Crown Holdings, Inc. (a)	601,900	15,649,400
DIRECTV, Class A (a)	767	27,788
DISH Network Corp.	604,800	13,396,320
DTE Energy Co.	63,900	3,078,063
Darden Restaurants, Inc.	65,900	2,949,025
DaVita, Inc. (a)	545,600	34,061,808
Dell, Inc. (a)	4,781,019	77,356,887
Devon Energy Corp.	1,000,700	67,377,131
Discover Financial Services, Inc.	3,550	54,883
Discovery Communications, Inc., Class A (a)	32,150	1,244,205
Discovery Communications, Inc., Class C (a)	32,250	1,076,183
The Dow Chemical Co.	2,127,400	65,587,742
Dr. Pepper Snapple Group, Inc.	398,852	13,054,426
E.I. du Pont de Nemours & Co.	1,476,900	58,839,696

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (continued)
EMC Corp. (a)	2,491,749	$ 47,368,148
EXCO Resources, Inc.	2,152,800	39,934,440
Eastman Chemical Co.	43,100	2,884,252
Eaton Corp.	43,600	3,364,176
eBay, Inc. (a)	1,085,600	25,848,136
El Paso Corp.	6,858,216	82,984,414
Electronic Arts, Inc. (a)	1,745,200	33,804,524
Eli Lilly & Co.	693,400	24,248,198
Endo Pharmaceuticals Holdings, Inc. (a)	186,100	4,075,590
Endurance Specialty Holdings Ltd.	874,500	32,225,325
Entergy Corp.	467,500	38,003,075
Everest Re Group Ltd.	168,900	12,946,185
Exelon Corp.	707,300	30,831,207
Expedia, Inc.	120,500	2,845,005
Extreme Networks, Inc. (a)	68,041	226,577
Exxon Mobil Corp.	6,458,798	438,229,444
FMC Corp.	1,545,100	98,330,164
FPL Group, Inc.	1,131,200	58,878,960
Family Dollar Stores, Inc.	44,900	1,776,244
Fidelity National Information Services, Inc.	230,800	6,067,732
Fidelity National Title Group, Inc., Class A	3,735,950	56,711,721
Fluor Corp.	29,300	1,548,212
Forest Laboratories, Inc. (a)	273,200	7,447,432
Freeport-McMoRan Copper & Gold, Inc., Class B	649,713	49,072,823
The Gap, Inc.	126,900	3,138,237
Garmin Ltd. (c)	81,900	3,061,422
General Communication, Inc., Class A (a)	650,400	3,999,960
General Electric Co.	14,349,800	270,637,228
General Mills, Inc.	389,800	27,745,964
Genzyme Corp. (a)	955,000	50,844,200
Gilead Sciences, Inc. (a)	1,350,700	53,582,269
Global Industries Ltd. (a)	4,869,500	32,625,650
Google, Inc., Class A (a)(c)	249,529	131,112,518
H.J. Heinz Co.	393,098	18,424,503
Halliburton Co.	1,423,100	43,618,015
Hanesbrands, Inc. (a)	50,375	1,434,176
Harris Corp.	99,300	5,111,964
Hartford Financial Services Group, Inc.	495,400	14,153,578
HealthSouth Corp. (a)	862,875	17,654,423
Hess Corp.	630,900	40,093,695
Hewitt Associates, Inc., Class A (a)	67,100	2,750,429
Hewlett-Packard Co.	1,879,500	97,677,615
Hologic, Inc. (a)	3,999,600	71,472,852
Hospira, Inc. (a)	54,600	2,936,934
Humana, Inc. (a)	786,500	35,958,780
ITT Corp.	48,600	2,700,702
Intel Corp.	3,455,700	78,893,631
International Business Machines Corp.	2,105,090	271,556,610
International Game Technology	1,753,500	36,963,780
International Paper Co.	528,433	14,130,298
Intuit, Inc. (a)(c)	86,600	3,131,456
JDS Uniphase Corp. (a)	309,992	4,026,796
JPMorgan Chase & Co.	5,859,966	249,517,352
Johnson & Johnson	3,705,600	238,270,080
KBR, Inc.	800,000	17,664,000
Kimberly-Clark Corp.	40,000	2,450,400
King Pharmaceuticals, Inc. (a)	280,600	2,749,880
Kraft Foods, Inc.	2,987,568	88,432,013
L-3 Communications Holdings, Inc.	11,500	1,076,055
LSI Corp. (a)	217,928	1,311,927
Lexmark International, Inc., Class A (a)	806,800	29,891,940
Liberty Media Corp., Series A (a)	76	4,210
Liberty Media Holding Corp. — Capital (a)	192	8,500

Common Stocks	Shares	Value
United States (continued)
Liberty Media Holding Corp. — Interactive (a)	47,753	$ 733,964
Life Technologies Corp. (a)	500,000	27,355,000
Limited Brands, Inc.	116,200	3,114,160
Lockheed Martin Corp.	897,700	76,205,753
Lorillard, Inc.	214,800	16,833,876
Lubrizol Corp.	34,200	3,089,628
MEMC Electronic Materials, Inc. (a)(c)	164,000	2,127,080
Magnitogorsk Iron & Steel Works — ADR	1,270,600	17,381,808
Manpower, Inc.	9,700	544,170
Marathon Oil Corp.	2,232,436	71,772,817
Marco Polo Investment Holdings Ltd.	4,274	—
Mattel, Inc.	1,390,300	32,046,415
McDermott International, Inc. (a)	3,025,800	82,937,178
McDonald’s Corp.	621,800	43,892,862
The McGraw-Hill Cos., Inc.	49,400	1,665,768
McKesson Corp.	571,100	37,012,991
Mead Johnson Nutrition Co.	1,232,455	63,607,003
MeadWestvaco Corp.	103,500	2,812,095
Medco Health Solutions, Inc. (a)	1,020,000	60,098,400
Medtronic, Inc.	2,421,000	105,773,490
Merck & Co, Inc.	4,518,558	158,330,272
MetLife, Inc.	620,375	28,276,692
Mettler Toledo International, Inc. (a)	125,400	15,735,192
Microsoft Corp.	12,870,650	393,069,651
Molson Coors Brewing Co., Class B	67,400	2,989,864
Morgan Stanley	1,906,700	57,620,474
Motorola, Inc. (a)	4,493,750	31,770,812
Murphy Oil Corp.	258,100	15,524,715
Mylan, Inc.	141,200	3,110,636
NCB Holdings Ltd. (a)	34,970	—
NII Holdings, Inc. (a)	84,500	3,584,490
NRG Energy, Inc. (a)	478,100	11,555,677
Nabors Industries Ltd. (a)	305,800	6,596,106
National Oilwell Varco, Inc.	1,411,300	62,139,539
National Semiconductor Corp.	189,400	2,799,332
Newmont Mining Corp.	2,435,968	136,609,085
News Corp., Class A	2,145,400	33,082,068
Northern Trust Corp.	1,519,474	83,540,681
Northrop Grumman Corp.	764,200	51,835,686
Novell, Inc. (a)	531,300	2,980,593
Occidental Petroleum Corp.	947,581	84,012,531
Oracle Corp.	4,929,200	127,370,528
PPG Industries, Inc.	42,000	2,955,540
PPL Corp.	612,200	15,158,072
Pall Corp.	200,000	7,798,000
Parker Hannifin Corp.	47,300	3,272,214
PartnerRe Ltd.	172,900	13,413,582
PerkinElmer, Inc.	688,877	17,256,369
Perrigo Co.	698,700	42,641,661
Pfizer, Inc.	11,924,716	199,381,252
PharMerica Corp. (a)	17,575	339,198
Philip Morris International, Inc.	1,160,600	56,962,248
Pitney Bowes, Inc.	117,100	2,974,340
Platinum Underwriters Holdings Ltd.	368,500	13,711,885
Polo Ralph Lauren Corp.	34,300	3,083,570
Polycom, Inc. (a)	1,721,600	56,038,080
Praxair, Inc.	269,300	22,559,261
Precision Castparts Corp.	390,300	50,091,102
Pride International, Inc. (a)	78,200	2,371,806
Principal Financial Group, Inc.	445,200	13,008,744
The Procter & Gamble Co.	2,562,859	159,307,315
The Progressive Corp.	1,038,300	20,859,447
QUALCOMM, Inc.	3,900,675	151,112,149
Qwest Communications International, Inc.	8,773,201	45,883,841

See Notes to Consolidated Financial Statements.

12 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States (concluded)
R.R. Donnelley & Sons Co.	116,800	$ 2,510,032
Ralcorp Holdings, Inc. (a)	86,262	5,740,736
Raytheon Co.	455,300	26,543,990
RenaissanceRe Holdings Ltd.	369,500	20,673,525
Reynolds American, Inc.	19,500	1,041,690
Ross Stores, Inc.	59,600	3,337,600
RusHydro	63,635,122	3,595,384
Ryder System, Inc.	76,200	3,544,824
SUPERVALU, Inc.	201,876	3,007,952
Safeway, Inc.	121,000	2,855,600
SanDisk Corp. (a)	96,000	3,829,440
Sara Lee Corp.	4,325,500	61,508,610
Schlumberger Ltd.	1,238,288	88,438,529
Seagate Technology Holdings (a)	145,000	2,663,650
Seahawk Drilling, Inc. (a)	3,646	60,742
Sears Holdings Corp. (a)(c)	29,100	3,519,645
Smith International, Inc.	204,587	9,771,075
Sohu.com, Inc. (a)	121,000	5,826,150
The Southern Co.	238,900	8,256,384
Spirit Aerosystems Holdings, Inc., Class A (a)	2,511,500	55,705,070
Sprint Nextel Corp. (a)	3,443,800	14,636,150
The St. Joe Co. (a)(c)	1,174,800	38,815,392
State Street Corp.	1,261,500	54,875,250
Stryker Corp.	52,500	3,015,600
TJX Cos., Inc.	67,900	3,146,486
Target Corp.	56,200	3,196,094
Tellabs, Inc.	260,600	2,366,248
Teradata Corp. (a)	168,700	4,904,109
Texas Instruments, Inc.	1,589,200	41,335,092
Thermo Fisher Scientific, Inc. (a)	789,100	43,621,448
Time Warner Cable, Inc.	142,955	8,041,219
Time Warner, Inc.	569,333	18,833,536
Total System Services, Inc.	246,900	3,952,869
Transatlantic Holdings, Inc.	208,200	10,353,786
The Travelers Cos., Inc.	1,445,458	73,342,539
URS Corp. (a)	59,900	3,075,865
U.S. Bancorp	3,258,200	87,222,014
Unifi, Inc. (a)	1,607,511	6,156,767
Union Pacific Corp.	1,902,692	143,957,677
United Technologies Corp.	223,300	16,736,335
UnitedHealth Group, Inc.	2,410,200	73,053,162
UnumProvident Corp.	129,800	3,176,206
Valero Energy Corp.	1,131,300	23,519,727
Validus Holdings Ltd.	553,874	14,162,558
VeriSign, Inc. (a)	112,000	3,054,240
Verizon Communications, Inc.	6,364,718	183,876,703
Viacom, Inc., Class B (a)	2,256,700	79,729,211
WABCO Holdings, Inc. (a)	4,300	142,717
Wal-Mart Stores, Inc.	2,761,706	148,165,527
Waters Corp. (a)	515,300	37,096,447
Watson Pharmaceuticals, Inc. (a)	71,300	3,053,066
WellPoint, Inc. (a)	1,591,000	85,595,800
Wells Fargo & Co.	7,529,900	249,314,989
Western Digital Corp. (a)	281,041	11,547,975
Whirlpool Corp.	33,000	3,592,710
Windstream Corp.	506,166	5,593,134
XL Capital Ltd., Class A	5,388,166	95,909,355
XTO Energy, Inc.	752,900	35,777,808
Xerox Corp.	5,128,000	55,895,200
Xilinx, Inc.	111,400	2,871,892
		11,857,006,175
Total Common Stocks — 52.6%		21,635,850,581

Fixed Income Securities
		Par
Asset-Backed Securities		(000)	Value
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I,
Class SUB, 0.41%, 12/15/17	USD	7,900	$ 395,000
Total Asset-Backed Securities — 0.0%			395,000
Corporate Bonds
Brazil — 0.1%
BES Investimento do Brasil SA,
5.63%, 3/25/15 (b)		9,784	9,701,989
Banco Santander Brasil SA,
4.50%, 4/06/15 (b)		15,962	15,483,140
Cosan Finance Ltd., 7.00%, 2/01/17 (b)		7,050	7,279,125
			32,464,254
Canada — 0.5%
Daylight Reources Trust,
6.25%, 12/31/14 (f)	CAD	12,191	12,961,488
PetroBakken Energy Ltd.,
3.13%, 2/08/16 (f)	USD	82,200	81,576,924
Rogers Wireless Communications, Inc.,
7.63%, 12/15/11	CAD	6,169	6,559,072
Sino-Forest Corp. (b):
5.00%, 8/01/13 (f)	USD	69,707	78,594,643
10.25%, 7/28/14		25,000	27,625,000
			207,317,127
China — 0.3%
Celestial Nutrifoods Ltd.,
53.57%, 6/12/11 (a)(e)(f)	SGD	89,400	44,037,802
China Petroleum & Chemical Corp.,
5.95%, 4/24/14 (e)(f)	HKD	306,660	43,446,610
Pine Agritech Ltd.,
27.64%, 7/27/12 (e)(f)	USD	411,100	40,958,214
			128,442,626
Europe — 0.3%
European Investment Bank:
12.59%, 9/21/10 (b)(e)	BRL	127,600	68,576,971
4.38%, 4/15/13	EUR	32,667	47,002,839
Series 1158/0100, 3.63%, 10/15/11		14,195	19,637,866
			135,217,676
France — 0.0%
Compagnie Generale des
Etablissements Michelin, Series ML,
8.68%, 1/01/17 (e)(f)		9,251	13,627,346
Germany — 0.0%
Fresenius Finance Jersey Ltd.,
5.63%, 8/14/11 (f)		6,700	10,348,041
Hong Kong — 0.5%
CITIC Resources Finance Ltd.,
6.75%, 5/15/14 (b)	USD	25,486	25,995,720
FU JI Food and Catering
Services Holdings Ltd.,
47.99%, 10/18/10 (a)(e)(f)(g)	CNY	190,300	5,018,754
Hongkong Land CB 2005 Ltd.,
2.75%, 12/21/12 (f)	USD	7,400	10,609,750

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Hong Kong (concluded)
Hutchison Whampoa International, Ltd.:
6.25%, 1/24/14	USD	12,497	$ 13,758,022
4.63%, 9/11/15		40,425	41,878,683
4.63%, 9/11/15 (b)		33,249	34,497,334
7.63%, 4/09/19 (b)		29,327	34,511,750
5.75%, 9/11/19 (b)		6,392	6,692,130
Noble Group Ltd., 8.50%, 5/30/13 (b)		11,419	12,817,827
			185,779,970
India — 1.0%
Gujarat NRE Coke Ltd.,
0.00%, 4/12/11 (e)(f)		10,000	18,000,000
Housing Development Finance Corp.,
0.00%, 9/27/10 (e)(f)		24,000	47,280,000
Jaiprakash Associates Ltd.,
0.00%, 9/12/12 (e)(f)		8,838	11,555,685
Punj Lloyd Ltd., 0.00%, 4/08/11 (e)(f)		16,088	18,340,320
REI Agro Ltd., 5.50%, 11/13/14 (b)(f)		46,977	48,621,195
Reliance Communications Ltd. (e)(f):
0.00%, 5/10/11		38,247	45,513,930
0.00%, 3/01/12		115,900	132,464,776
Suzlon Energy Ltd., 27.31%, 6/12/12 (e)(f)		24,650	26,029,414
Tata Motors Ltd., 13.85%, 7/12/12 (e)(f)		4,300	5,479,038
Tata Steel Ltd., 1.00%, 9/05/12 (f)		26,100	31,581,000
			384,865,358
Japan — 0.1%
The Mie Bank Ltd., 1.00%, 10/31/11 (f)	JPY	374,000	3,929,307
Nagoya Railroad Co. Ltd.,
1.21%, 3/30/12 (e)(f)		154,000	1,705,009
Suzuki Motor Corp., Series 9,
3.95% 3/29/13 (e)(f)		3,695,000	40,303,881
			45,938,197
Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV (b):
9.13%, 7/02/18	USD	87,610	103,160,775
7.00%, 5/05/20 (h)		32,152	31,587,089
			134,747,864
Luxembourg — 0.9%
Acergy SA, Series ACY,
2.25%, 10/11/13 (f)		11,100	12,037,972
Actelion Finance SCA,
0.00%, 11/22/11 (e)(f)	CHF	11,670	11,040,797
Evraz Group SA:
8.88%, 4/24/13 (b)	USD	11,550	12,069,750
8.25%, 11/10/15		5,415	5,604,525
9.50%, 4/24/18 (b)		30,895	32,748,700
Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	18,216,667
TNK-BP Finance SA :
7.50%, 7/18/16 (b)	USD	12,021	12,862,470
6.63%, 3/20/17 (b)		55,521	56,770,222
7.88%, 3/13/18 (b)		71,795	77,538,600
Series 2, 7.50%, 7/18/16		6,643	7,224,263
UBS Luxembourg SA for OJSC Vimpel
Communications:
8.25%, 5/23/16		18,790	20,387,150
8.25%, 5/23/16 (b)		2,481	2,691,885
VIP Finance Ireland Ltd. for OJSC Vimpel
Communications, 9.13%, 4/30/18 (b)		91,544	104,245,730
			373,438,731

		Par
Corporate Bonds		(000)	Value
Malaysia — 0.7%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	71,700	$ 23,030,098
Cherating Capital Ltd.,
2.00%, 7/05/12 (f)(i)	USD	36,500	41,564,375
IOI Resources, 8.48%, 1/15/13 (e)(f)		48,610	49,703,725
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	179,132	65,813,924
Rafflesia Capital Ltd.,
1.25%, 10/04/11 (f)(i)	USD	73,500	91,808,329
			271,920,451
Mexico — 0.3%
BBVA Bancomer SA/Texas,
7.25%, 4/22/20 (b)		38,464	39,031,152
Petroles Mexicanos, 6.00%, 3/05/20 (b)		63,010	65,014,994
			104,046,146
Netherlands — 0.1%
ASM International NV (f):
4.25%, 12/06/11		1,481	1,905,010
4.25%, 12/06/11 (b)		4,180	5,324,275
Pargesa Netherlands NV,
1.75%, 6/15/14 (f)	CHF	35,790	31,261,999
			38,491,284
Norway — 0.2%
Siem Industries, Inc.,
0.00% 7/12/17 (e)(f)	USD	34,000	34,918,000
Subsea 7, Inc. (f):
2.80%, 6/06/11		34,100	34,867,250
6.39%, 6/29/17 (e)		19,300	19,821,100
			89,606,350
Philippines — 0.1%
First Gen Corp., 2.50%, 2/11/13 (f)		23,500	26,966,250
Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	64,750	46,561,360
3.13%, 3/05/18		139,750	103,642,223
2.95%, 6/20/22		178,250	116,666,401
Keppel Land Ltd., 2.50%, 6/23/13 (f)		26,000	19,266,772
Olam International Ltd.,
6.00%, 10/15/16 (f)	USD	37,000	42,246,600
Wilmar International Ltd.,
17.30%, 12/18/12 (e)(f)		30,400	43,373,808
Yanlord Land Group Ltd.,
5.85%, 7/13/14 (f)	SGD	68,000	51,485,076
Ying Li International Real Estate Ltd.,
4.00%, 3/03/15 (f)		66,000	42,384,879
			465,627,119
South Korea — 0.4%
Hyundai Motor Manufacturing Czech sro,
4.50%, 4/15/15 (b)	USD	32,993	33,296,503
Korea Electric Power Corp.:
5.13%, 4/23/34		38,562	40,460,176
7.59%, 4/01/96 (j)		31,040	20,176,000
Zeus Cayman, 4.20%, 8/19/13 (e)(f)	JPY	8,049,000	83,371,993
			177,304,672
Spain — 0.1%
Telvent GIT SA, 5.50%, 4/15/15 (b)(f)	USD	32,544	36,021,001
Sweden — 0.1%
Svensk Exportkredit AB,
10.50%, 9/29/15 (i)	TRY	31,190	19,890,189

See Notes to Consolidated Financial Statements.

14 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19 (b)	USD	9,851	$ 11,525,670
United Arab Emirates — 0.5%
Abu Dhabi National Energy Co.,
6.50%, 10/27/36		6,431	6,077,295
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		16,977	16,955,779
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		213,800	194,718,350
			217,751,424
United Kingdom — 0.5%
Lloyds TSB Bank Plc, 13.00% (k)	GBP	46,296	81,460,899
Petropavlovsk 2010 Ltd.,
4.00%, 2/18/15 (f)	USD	43,600	48,729,976
Shire Plc, 2.75%, 5/09/14 (f)		84,592	84,645,885
			214,836,760
United States — 6.2%
The AES Corp., 8.38%, 3/01/11	GBP	3,349	5,252,268
Advanced Micro Devices, Inc.,
6.00%, 5/01/15 (f)	USD	329,904	317,944,980
Amgen, Inc., 0.38%, 2/01/13 (f)		118,176	118,914,600
Amylin Pharmaceuticals, Inc.,
3.00%, 6/15/14 (f)		42,182	37,120,160
Archer-Daniels-Midland Co.,
0.88%, 2/15/14 (f)		9,107	8,947,628
Banco do Brasil SA, 4.50%, 1/22/15 (b)		19,181	19,217,762
CF Industries, Inc., 7.13%, 5/01/20		22,380	23,554,950
Cell Genesys, Inc., 3.13%, 5/01/13 (f)		1,000	631,735
Central European Distribution Corp.,
3.00%, 3/15/13 (f)		4,843	4,358,700
Chesapeake Energy Corp. (f):
2.50%, 5/15/37		95,592	78,743,910
2.25%, 12/15/38		115,709	85,480,024
China Milk Products Group Ltd.,
21.88%, 1/05/12 (e)(f)		39,800	17,986,695
Cie de Financement Foncier,
2.13%, 4/22/13 (b)		89,700	90,307,090
Consol Energy, Inc., 8.00%, 4/01/17 (b)		60,750	64,167,187
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		5,827	4,428,520
Ford Motor Credit Co. LLC, 7.00%, 4/15/15		16,811	17,095,795
Gilead Sciences, Inc. (f):
0.50%, 5/01/11		12,788	14,114,755
0.63%, 5/01/13		22,379	26,295,325
Hana Bank, 4.50%, 10/30/15 (b)		14,402	14,445,073
Helix Energy Solutions Group, Inc.,
3.25%, 12/15/25 (f)		15,252	13,974,645
Hologic, Inc., 2.00%, 12/15/37 (f)(l)		156,135	140,521,500
IOI Capital Bhd, Series IOI,
0.00% 12/18/11 (e)(f)		39,096	48,772,260
Intel Corp. (f):
2.95%, 12/15/35		69,940	70,814,250
3.25%, 8/01/39 (b)		90,939	111,286,601
Kinetic Concepts, Inc.,
3.25%, 4/15/15 (b)(f)		8,287	8,763,503
King Pharmaceuticals, Inc.,
1.25%, 4/01/26 (f)		15,913	14,242,135
Kraft Foods, Inc.:
2.63%, 5/08/13		44,194	45,186,199
4.13%, 2/09/16		78,761	80,769,169
LifePoint Hospitals, Inc. (f):
3.50%, 5/15/14		5,911	6,132,663
3.25%, 8/15/25		29,410	29,079,137

		Par
Corporate Bonds		(000)	Value
United States (concluded)
McMoRan Exploration Co. (f):
5.25%, 10/06/11	USD	11,129	$ 11,337,669
5.25%, 10/06/11 (b)		6,342	6,460,913
Medtronic, Inc. (f):
1.50%, 4/15/11		7,909	7,988,090
1.63%, 4/15/13		76,922	81,441,167
Mylan, Inc., 1.25%, 3/15/12 (f)		68,827	76,225,902
Omnicare, Inc., Series OCR,
3.25%, 12/15/35 (f)		29,982	25,672,087
Omnicom Group, Inc. (e)(f):
0.04%, 7/31/32		23,969	23,729,310
0.02%, 7/01/38		16,249	16,228,689
Paka Capital Ltd., 5.54%, 3/12/13 (e)(f)		20,000	20,525,000
Pemex Project Funding Master Trust,
5.50%, 2/24/25	EUR	49,970	64,769,519
Pontis Ltd., 6.25%, 7/20/10 (b)	USD	5,474	5,473,562
Preferred Term Securities XXIV, Ltd. (a)(b)		12,100	121
Preferred Term Securities XXV, Ltd. (a)		12,150	122
Preferred Term Securities XXVI, Ltd. (a)		9,900	99
Preferred Term Securities XXVII, Ltd. (a)		7,100	71
Ranbaxy Laboratories Ltd.,
33.19%, 3/18/11 (e)(f)		19,863	24,045,611
SBA Communications Corp. (f):
1.88%, 5/01/13		21,355	22,342,669
4.00%, 10/01/14 (b)		13,464	17,957,610
SanDisk Corp., 1.00%, 5/15/13 (f)		99,091	87,819,399
Sino-Forest Corp., 5.00%, 8/01/13 (f)		3,578	4,075,771
SonoSite, Inc., 3.75%, 7/15/14 (f)		12,479	13,539,715
St. Mary Land & Exploration Co.,
3.50%, 4/01/27 (f)		3,404	3,561,435
Suzlon Energy Ltd. (e)(f):
17.71%, 10/11/12		37,802	39,503,090
0.00%, 7/25/14		35,295	32,270,254
Tenet Healthcare Corp., 9.25%, 2/01/15		9,870	10,560,900
Thermo Fisher Scientific, Inc.,
3.20%, 5/01/15		20,459	20,580,158
Transocean, Inc. (f):
1.50%, 12/15/37		284,700	274,735,500
Series A, 1.63%, 12/15/37		73,343	71,967,819
Series C, 1.50%, 12/15/37		20,504	19,299,390
Uno Restaurant Corp.,
10.00%, 2/15/11 (a)(b)(g)		4,728	1,004,700
Yanlord Land Group Ltd.,
9.50%, 5/04/17 (b)(h)		32,038	31,964,736
			2,533,630,297
Total Corporate Bonds — 14.3%			5,859,804,803
Floating Rate Loan Interests
Indonesia — 0.2%
PT Bumi Resources, Term Loan,
10.25%, 10/08/12		42,000	42,000,000
PT Multi Daerah Bersaing, Term Loan,
7.30%, 4/13/12		41,700	41,700,000
			83,700,000
Total Floating Rate Loan Interests — 0.2%			83,700,000

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

		Par
Foreign Agency Obligations		(000)	Value
Australian Government Bonds,
5.75%, 6/15/11	AUD	95,366	$ 89,474,068
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	22,700	24,931,711
Series F, 10.00%, 1/01/17		697,929	359,171,247
Series F, 10.00%, 1/01/21		172,465	84,669,485
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	217,769	317,404,129
4.25%, 7/04/17		135,609	200,372,922
3.50%, 7/04/19		128,806	179,480,508
Series 07, 4.00%, 1/04/18		52,509	76,240,332
Series 08, 4.25%, 7/04/18		36,223	53,400,783
Bundesschatzanweisungen, Series 1,
4.75%, 6/11/10		111,850	149,579,605
Caisse d’Amortissement de la Dette Sociale:
3.25%, 4/25/13		21,650	30,192,246
4.00%, 10/25/14		23,195	33,202,024
Canadian Government Bond:
4.00%, 9/01/10	CAD	32,600	32,453,656
4.00%, 9/01/10		3,672	3,655,516
4.00%, 6/01/16		53,628	55,122,066
Deutsche Bundesrepublik Inflation Linked,
Series I/L, 1.50%, 4/15/16	EUR	29,692	41,825,790
Export-Import Bank of Korea,
4.13%, 9/09/15	USD	73,100	73,915,138
Federal Republic of Germany,
1.50%, 9/21/12 (b)		130,903	131,203,422
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	5,789,432	60,640,040
Series 6, 0.80%, 12/10/15		5,913,954	61,740,889
Series 7, 0.80%, 3/10/16		8,875,870	92,474,875
Series 8, 1.00%, 6/10/16		2,531,311	26,459,727
Series 16, 1.40%, 6/10/18		4,291,279	44,896,034
Japanese Government Two Year Bond,
Series 272, 0.70%, 9/15/10		5,685,650	60,653,571
Korea Development Bank/Republic of
Korea, 4.38%, 8/10/15	USD	78,956	80,755,012
Kreditanstalt fuer Wiederaufbau,
3.25%, 6/27/13 (f)	EUR	81,500	114,285,774
Magyar Nemzeti Vagonkezel Zrt,
4.40%, 9/25/14 (f)		21,100	30,172,556
Malaysia Government Bond:
3.76%, 4/28/11	MYR	215,109	68,332,790
Series 0108, 3.46%, 7/31/13		185,681	58,775,719
Netherland Government Bond,
3.75%, 7/15/14	EUR	25,063	35,978,382
New Zealand Government Bond,
Series 216, 4.50%, 2/14/16	NZD	20,974	22,868,185
Poland Government Bond, 3.00%, 8/24/16	PLN	180,055	60,182,874
Socialist Republic of Vietnam,
6.75%, 1/29/20	USD	14,287	14,912,056
Turkey Government Bond:
10.00%, 1/09/13	TRY	28,576	19,407,723
10.50%, 1/15/20		46,031	30,875,960
4.00%, 4/01/20		40,263	26,790,353
Ukraine Government International Bond,
6.58%, 11/21/16	USD	3,550	3,436,755
United Kingdom Gilt, 4.25%, 3/07/11	GBP	151,126	238,272,543
Total Foreign Agency Obligations — 7.5%			3,088,206,466

		Par
Structured Notes		(000)	Value
Taiwan — 0.0%
UBS AG (Total Return TWD Linked Notes),
0.26%, 12/01/10 (e)	USD	3,106	$ 3,112,191
Total Structured Notes — 0.0%			3,112,191
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds:
2.50%, 7/15/16 (m)		219,483	244,003,825
2.38%, 1/15/17		27,559	30,323,685
1.63%, 1/15/18		64,099	67,058,426
2.38%, 1/15/27		101,492	110,413,024
U.S. Treasury Notes:
2.88%, 6/30/10		174,006	174,754,005
2.75%, 7/31/10		258,260	259,884,398
4.88%, 5/31/11		223,396	233,920,067
0.88%, 1/31/12		72,275	72,311,716
1.38%, 2/15/13 (m)(n)		666,758	666,237,262
1.38%, 3/15/13		65,306	65,168,204
2.13%, 11/30/14 (n)		186,947	185,851,976
2.38%, 12/31/14		375,210	380,721,490
2.25%, 1/31/15		280,715	279,662,319
2.38%, 2/28/15		368,163	368,394,943
2.38%, 3/31/15		354,960	356,734,800
2.63%, 2/29/16		93,233	92,504,366
2.75%, 2/15/19		230,437	217,096,395
3.63%, 2/15/20		129,851	129,465,472
Total U.S. Treasury Obligations — 9.6%			3,934,506,373
Total Fixed Income Securities — 31.6%			12,969,724,833
Investment Companies		Shares
Brazil — 0.0%
iShares MSCI Brazil (Free) Index Fund (o)		22,300	1,612,290
South Korea — 0.0%
iShares MSCI South Korea Index Fund (o)		24,900	1,293,057
United States — 3.2%
Consumer Staples Select Sector
SPDR Fund (c)		1,413,300	39,049,479
ETFS Palladium Trust (a)		100,710	5,518,908
ETFS Platinum Trust (a)(d)		313,300	54,373,184
Energy Select Sector SPDR Fund (c)		2,701,000	161,816,910
Financial Select Sector SPDR Fund (c)		6,435,420	103,932,033
Health Care Select Sector SPDR Fund (c)		1,414,500	43,750,485
iShares Dow Jones U.S. Telecommunications
Sector Index Fund (o)		787,500	16,049,250
iShares Silver Trust (a)(o)		3,858,750	70,499,362
SPDR Gold Trust (a)		5,285,405	609,830,029
SPDR KBW Bank ETF (c)		260,000	7,191,600
SPDR KBW Regional Banking ETF (c)		884,700	24,709,671
Technology Select Sector SPDR Fund (c)		3,786,836	88,763,436
Telecom HOLDRS Trust		177,700	4,257,692
Utilities Select Sector SPDR Fund (c)		2,810,200	85,626,794
Vanguard Telecommunication Services ETF		24,500	1,388,163
			1,316,756,996

See Notes to Consolidated Financial Statements.

16 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Investment Companies		Shares	Value
Vietnam — 0.1%
Vietnam Enterprise Investments Ltd. —
R Shares (a)		2,801,490	$ 5,210,771
Vinaland Ltd. (a)		14,489,260	13,764,797
			18,975,568
Total Investment Companies — 3.3%			1,338,637,911
Preferred Securities
		Par
Capital Trusts		(000)
Singapore — 0.0%
DBS Capital Funding Corp., 7.66% (i)(k)	USD	2,653	2,729,274
Total Capital Trusts — 0.0%			2,729,274
Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira, Class B (a)		59,222	2,015,575
Germany — 0.1%
Volkswagen AG		373,450	36,080,186
United States — 0.3%
Bunge Ltd., 4.88% (f)		82,953	7,033,585
El Paso Corp. (f):
4.99%		47,145	49,502,250
4.99% (b)		10,550	11,077,500
Mylan, Inc., 6.50% (f)		43,646	56,593,586
XL Capital Ltd., 10.75% (f)		261,357	7,006,981
			131,213,902
Total Preferred Stocks — 0.4%			169,309,663
Total Preferred Securities — 0.4%			172,038,937
Rights
United States — 0.0%
Hydro-WGC (Expires 7/01/10)	114,036,536		1,955,384
Total Rights — 0.0%			1,955,384
Warrants (p)
Brazil — 0.0%
Cia Brasileirra de Distribuicao Grupo Pao
de Acucar (Expires 6/02/10)		9,052	—
Canada — 0.0%
Kinross Gold Corp. (Expires 9/03/13)		560,413	1,837,149
New Gold, Inc. (Expires 4/03/12)		1,727,300	68,017
			1,905,166

Warrants (p)		Shares	Value
United States — 0.1%
Bank of America Corp. (Expires 1/16/19)		2,675,600 $	26,729,244
Ford Motor Co. (Expires 1/01/13)		3,710,415	19,368,366
JPMorgan Chase & Co. (Expires 10/28/18)		958,700	13,316,344
			59,413,954
Total Warrants — 0.1%			61,319,120
Total Long-Term Investments
(Cost — $32,118,188,616) — 88.0%			36,179,526,766
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.13% (o)(q)		1,934,044	1,934,044
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series, LLC
Money Market Series, 0.24% (o)(q)(r)	USD	579,452	579,452,450
Total Money Market Funds USD — 1.4%			581,386,494
		Par
Time Deposits		(000)
Japan — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	JPY	13	137
Singapore — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	SGD	27	19,962
United States — 0.1%
Brown Brothers Harriman & Co.,
0.01%, 5/01/10	USD	22,499	22,499,281
Total Time Deposits — 0.1%			22,519,380
U.S. Treasury Obligations — 11.8%
U.S. Treasury Bills (s):
0.08%, 5/06/10		351,467	351,463,134
0.11%, 5/13/10		350,500	350,488,083
0.08%, 5/20/10		585,483	585,446,700
0.10%, 5/27/10		278,738	278,712,913
0.13%, 6/03/10		286,619	286,584,319
0.14%, 6/10/10		525,025	524,944,671
0.16%, 6/17/10		239,000	238,955,068
0.16%, 6/24/10		338,000	337,921,922
0.14%, 7/01/10		209,250	209,197,897
0.14%, 7/08/10		481,135	481,000,763
0.15%, 7/15/10		665,233	665,021,456
0.14%, 7/22/10		234,087	234,005,304
0.15%, 7/29/10		239,040	238,947,491
0.15%, 8/05/10		69,314	69,285,027
			4,851,974,748
Total Short-Term Securities
(Cost — $5,455,859,653) — 13.3%			5,455,880,622

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Exchange-Traded Call Options — 0.0%
Apple, Inc.:
Strike Price USD 250, expires 7/17/10	830	$ 1,902,775
Strike Price USD 250, expires 10/16/10	415	1,308,288
		3,211,063
Total Options Purchased
(Cost — $1,951,161) — 0.0%		3,211,063
Total Investments Before Investments
Sold Short and Outstanding Options
Written (Cost — $37,575,999,430*) — 101.3%		41,638,618,451
Over-the-Counter Structured Options	Units
Credit Suisse Euro Stoxx Index Link,
expires 9/30/10, Broker Credit Suisse
International (t)	56,072	(5,772,615)
Total Over-the-Counter Structured Options
(Premium Paid — $0) — 0.0%		(5,772,615)
Investments Sold Short	Shares
United States — 0.0%
D.R. Horton, Inc.	575,663	(8,456,489)
Total Investments Sold Short
(Proceeds — $5,272,413) — 0.0%		(8,456,489)
Options Written	Contracts
Exchange-Traded Call Options — (0.1)%
Advanced Micro Devices, Inc.,
Strike Price USD 8, expires 7/17/10	22,800	(3,306,000)
Agrium, Inc., Strike Price USD 60, expires 1/22/11	3,164	(2,974,160)
Apple, Inc.:
Strike Price USD 280, expires 7/17/10	830	(757,375)
Strike Price USD 290, expires 10/16/10	415	(589,300)
CF Industries Holdings, Inc.:
Strike Price USD 85, expires 5/22/10	2,028	(529,308)
Strike Price USD 90, expires 11/20/10	5,006	(3,328,990)
Corning, Inc.:
Strike Price USD 16, expires 5/22/10	9,744	(3,191,160)
Strike Price USD 19, expires 5/22/10	4,872	(333,732)
Dell, Inc., Strike Price USD 15, expires 1/22/11	10,455	(2,749,665)
JPMorgan Chase & Co., Strike Price USD 44,
expires 6/19/10	12,139	(1,863,337)
Mattel, Inc., Strike Price USD 22.50,
expires 7/17/10	13,903	(2,050,693)
MetLife, Inc., Strike Price USD 41,
expires 6/19/10	2,123	(1,172,957)
Transocean Ltd., Strike Price USD 85,
expires 1/22/11	1,554	(714,840)
UnitedHealth Group, Inc., Strike Price USD 30,
expires 6/19/10	9,870	(1,638,420)
WellPoint, Inc., Strike Price USD 60,
expires 6/19/10	4,850	(431,650)
		(25,631,587)

Options Written	Contracts	Value
Exchange-Traded Put Options Written — 0.0%
Apple, Inc.:
Strike Price USD 240, expires 7/17/10	830	$ (659,850)
Strike Price USD 230, expires 10/16/10	415	(502,150)
		(1,162,000)
Total Options Written
(Premiums Received — $28,993,953) — (0.1)%		(26,793,587)
Total Investments, Net of Investments Sold Short
and Outstanding Options Written — 101.2%		41,597,595,760
Liabilities in Excess of Other Assets — (1.2)%		(506,243,697)
Net Assets — 100.0%		$41,091,352,063

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$37,771,369,707
Gross unrealized appreciation	$ 5,035,982,879
Gross unrealized depreciation	(1,168,734,135)
Net unrealized appreciation	$ 3,867,248,744

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Security, or a portion of security, is on loan.

See Notes to Consolidated Financial Statements.

18 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

(d) Investments in companies whereby the Fund held 5% or more of the companies’ outstanding securities that are considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Shares Held at			Shares Held at	Value at
	October 31,	Shares	Shares	April 30,	April 30,	Realized
Affiliate	2009	Purchased	Sold	2010	2010	Gain	Income
American Commercial Lines, Inc.	713,845	700	9,300	705,245	$14,386,998	$ 42,501	—
ETFS Platinum Trust	—	313,300	—	313,300	$54,373,184	—	—
Tianjin Development Holdings Ltd.	77,828,800	1,449,300	1,011,300	78,266,800	$49,162,740	$485,920	—

(e) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f) Convertible security.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
(h) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Depreciation
Citigroup Global Markets	$ 31,587,089	—
HSBC Securities	$ 31,964,736	$(73,264)

(i) Variable rate security. Rate shown is as of report date.
(j) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.
(k) Security is perpetual in nature and has no stated maturity date.
(l) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown as of report date.
(m) All or a portion of security has been pledged as collateral in connection with swaps.
(n) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(o) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Shares/	Shares/	Shares/	Shares/
	Beneficial	Beneficial	Beneficial	Beneficial	Value at
	Interest Held at	Interest	Interest	Interest Held at	April 30,	Realized
Affiliate	October 31, 2009	Purchased	Sold	April 30, 2010	2010	Gain (Loss)	Income
BlackRock Liquidity Funds, TempFund
Institutional Class	1,801,967	132,077[1]	—	1,934,044	$ 1,934,044	—	$ 4,096
BlackRock Liquidity Series,
LLC Money Market Series	$138,379,650 $441,072,800[1]		— $579,452,450		$579,462,450	—	$501,741
iShares Dow Jones U.S. Telecommunications
Sector Index Fund	797,900	—	(10,400)	787,500	$ 16,049,250	$ (20,622)	$264,259
iShares MSCI Brazil Index Fund	22,600	—	(300)	22,300	$ 1,612,290	$ 9,702	$ 51,462
iShares MSCI South Korea Index Fund	25,200	—	(300)	24,900	$ 1,293,057	$ 5,270	$ 2,845
iShares Silver Trust	5,013,700	131,300	(1,286,250)	3,858,750	$ 70,499,362	$5,014,784	—

1 Represents net shares/beneficial interest purchased.
(p) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(q) Represents the current yield as of report date.
(r) Security was purchased with the cash collateral from loaned securities.
(s) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(t) CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of
2,941.22. Each unit contains (a) one written put on the index at a strike price of
2,779.453 and (b) one call option on the index with a strike of 2,970.632. As of
April 30, 2010, the Fund held 56,072 units of the structure. On April 30, 2010, the EuroStoxx 50 Index was 2,816.86. At this time, the value of the structured option was ($5,772,615) based on a price of ($102.95) per unit. The option expires on September 30, 2010.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)
•	Foreign currency exchange contracts as of April 30, 2010 were as follows:
							Unrealized
						Settlement	Appreciation
	Currency Purchased			Currency Sold	Counterparty	Date	(Depreciation)
	CHF	3,439,882	USD	3,171,567	Barclays Bank Plc	5/3/10	$ 24,903
	HKD	24,810,296	USD	3,195,441	Brown Brothers Harriman & Co.	5/3/10	54
	EUR	1,229,031	USD	1,631,047	Credit Suisse International	5/4/10	5,348
	THB	58,202,263	USD	1,800,256	Brown Brothers Harriman & Co.	5/4/10	(1,438)
	USD	502,437	BRL	501,209	Brown Brothers Harriman & Co.	5/4/10	1,229
	USD	59,927	THB	1,937,430	Brown Brothers Harriman & Co.	5/4/10	48
	EUR	61,473,440	USD	82,223,184	JPMorgan Chase Bank NA	5/6/10	(373,344)
	GBP	10,902,036	USD	16,592,898	Credit Suisse International	5/6/10	87,411
	USD	85,024,361	EUR	63,859,910	JPMorgan Chase Bank NA	5/6/10	(2,985)
	USD	14,107,661	JPY	1,316,752,625	Credit Suisse International	5/6/10	89,264
	USD	864,865	THB	27,969,750	Brown Brothers Harriman & Co.	5/6/10	435
	USD	26,750,686	ZAR	195,464,590	UBS AG	5/6/10	315,884
	EUR	63,516,000	USD	84,828,794	UBS AG	5/7/10	(259,192)
	EUR	66,079,300	USD	88,251,879	Deutsche Bank AG	5/7/10	(269,321)
	USD	85,037,129	EUR	63,930,000	Deutsche Bank AG	5/7/10	(83,702)
	USD	84,413,399	EUR	63,516,000	UBS AG	5/7/10	(156,203)
	USD	13,304,375	JPY	1,249,679,926	Brown Brothers Harriman & Co.	5/7/10	(64)
	KRW	41,497,820	USD	36,919,769	UBS AG	5/10/10	509,564
	KRW	102,035,230	USD	90,803,718	Deutsche Bank AG	5/10/10	1,227,878
	USD	63,494,465	JPY	5,900,102,500	JPMorgan Chase Bank NA	5/13/10	676,667
	CHF	71,784,866	EUR	50,026,040	UBS AG	5/14/10	107,419
	EUR	18,834,450	CHF	27,030,073	UBS AG	5/14/10	(43,768)
	EUR	56,058,500	USD	76,440,810	Barclays Bank Plc	5/14/10	(1,798,522)
	EUR	63,581,600	USD	86,604,179	UBS AG	5/14/10	(1,944,831)
	JPY	5,676,140,364	EUR	44,588,691	Barclays Bank Plc	5/14/10	1,063,728
	USD	42,030,973	EUR	31,998,000	Credit Suisse International	5/14/10	(574,590)
	EUR	32,847,854	USD	43,444,900	Credit Suisse International	5/21/10	293,490
	USD	83,715,322	EUR	62,044,900	UBS AG	5/21/10	1,099,757
	USD	83,765,579	EUR	62,044,900	Credit Suisse International	5/21/10	1,150,014
	USD	29,901,078	JPY	2,808,309,268	Credit Suisse International	6/4/10	(5,257)
	CNY	210,443,800	USD	31,480,000	JPMorgan Chase Bank NA	10/13/10	(345,883)
	Total						$ 793,993

•	Financial futures contracts purchased as of April 30, 2010 were as follows:
						Unrealized
				Expiration	Notional	Appreciation
	Contracts	Issue	Exchange	Date	Value	(Depreciation)
	66	H-Shares Index	Hong Kong	May 2010	$ 5,104,044	$ 15,873
	419	S&P 500 Index	Chicago Mercantile	June 2010	$124,394,842	(433,692)
	214	S&P TSE 60 Index	Montreal	June 2010	$ 29,543,988	548,314
	11,525	DJ Euro Stoxx 50	Eurex	June 2010	$433,658,175	(11,978,153)
	1,474	FTSE 100 Index	NYSE LIFFE — London	June 2010	$126,278,715	(2,067,767)
	372	Yen Denom Nikkei	Chicago Mercantile	June 2010	$ 22,028,622	(267,404)
	50	SPI 200 Index	Sydney	June 2010	$ 5,666,014	(92,235)
	598	DAX Index 25 Euro	Eurex	June 2010	$118,731,593	3,297,239
	24	TOPIX Index	Tokyo	June 2010	$ 2,536,504	(24,980)
	Total					$ (11,002,805)

•	Financial futures contracts sold as of April 30, 2010 were as follows:
				Expiration	Notional	Unrealized
	Contracts	Issue	Exchange	Date	Value	Appreciation
	510	IBEX 35 Plus Index	Meff Renta
			Variable (Madrid)	May 2010	$77,100,358	$ 6,948,706

See Notes to Consolidated Financial Statements.

20 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

•	Total return swaps outstanding as of April 30, 2010 were as follows:
	Interest			Notional		Unrealized
	Payable			Amount		Appreciation
	Rate	Counterparty	Expiration	(000)		(Depreciation)
	(0.60)%[1]	BNP Paribas SA	September 2010	USD	177,260	$ 4,782,243[2]
	(0.47)%[3]	Deutsche Bank AG	September 2010	USD	84,134	2,269,813[2]
	(0.49)%[4]	BNP Paribas SA	September 2010	USD	61,798	1,667,214[2]
	0.02%[5]	BNP Paribas SA	September 2010	USD	99,683	(1,227,904)[6]
	0.74%[7]	JPMorgan Chase Bank NA	December 2010	USD	64,344	2,680,310[8]
	0.66%[9]	BNP Paribas SA	January 2011	USD	58,283	(1,026,834)[8]
	(0.46)%[10]	JPMorgan Chase Bank NA	February 2011	USD	99,266	2,717,419[2]
	(0.46)%[10]	JPMorgan Chase Bank NA	February 2011	USD	16,826	(244,063)[2]
	0.30%[11]	Citibank NA	April 2011	USD	11,400	(472,595)[12]
	Total					$ 11,145,603

1 Based on the 3-month LIBOR minus 0.85%.
2 Based on the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.
3 Based on the 3-month LIBOR minus 0.72%.
4 Based on the 3-month LIBOR minus 0.74%.
5 Based on the 3-month LIBOR minus 0.24%.
6 Based on the return of the MSCI Daily Total Return Net EAFE USD Index.
7 Based on the 3-month LIBOR plus 0.48%.
8 Based on the return of the MSCI Daily Total Return Net Emerging Markets USD Index.
9 Based on the 3-month LIBOR plus 0.37%.
10 Based on the 3-month LIBOR minus 0.71%.
11 Based on the 3-month LIBOR minus 0.15%
12 Based on the return of the MSCi Daily Total Return All Country World USD Index.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (continued)

The following tables summarize the inputs used as of April 30, 2010 in determining the fair valuation of the
Fund’s investments:

		Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks
Australia	—	$ 275,363,813	—	$ 275,363,813
Austria	—	9,510,556	—	9,510,556
Belgium	$ 7,710,233	34,363,368	—	42,073,601
Brazil	933,744,465	—	—	933,744,465
Canada	1,193,341,719	—	—	1,193,341,719
Chile	33,624,901	—	—	33,624,901
China	101,220,174	494,294,158	—	595,514,332
Egypt	—	34,719,873	—	34,719,873
Finland	—	11,304,028	—	11,304,028
France	1,699,502	197,154,922	—	198,854,424
Germany	758,840	40,722,996	—	41,481,836
Hong Kong	—	223,878,607	—	223,878,607
India	—	260,206,931	—	260,206,931
Indonesia	—	56,961,423	—	56,961,423
Ireland	37,903,360	—	—	37,903,360
Israel	79,104,052	—	—	79,104,052
Italy	—	17,325,174	—	17,325,174
Japan	61,286,056	2,458,669,315	—	2,519,955,371
Kazakhstan	82,045,920	—	—	82,045,920
Luxembourg	3,125,112	—	—	3,125,112
Malaysia	—	149,292,843	—	149,292,843
Mexico	71,660,106	—	—	71,660,106
Netherlands	13,183,598	46,226,115	—	59,409,713
Norway	—	37,694,786	—	37,694,786
Philippines	17,839,328	417,546	—	18,256,874
Russia	526,651,531	—	—	526,651,531
Singapore	—	312,163,175	—	312,163,175
South Africa	13,265,421	24,040,318	—	37,305,739
South Korea	112,286,926	274,510,635	—	386,797,561
Spain	12,498,496	35,489,887	—	47,988,383
Switzerland	83,566,166	256,184,179	—	339,750,345
Taiwan	44,645,344	273,579,199	—	318,224,543
Thailand	73,466,864	—	—	73,466,864
Turkey	22,028,497	100,529,370	—	122,557,867
United Kingdom	200,940,029	426,644,549	—	627,584,578
United States	11,820,460,278	36,545,897	—	11,857,006,175
Asset-Backed
Securities	—	—	$ 395,000	395,000
Corporate Bonds	—	5,088,208,863	771,595,940	5,859,804,803
Floating Rate Loan
Interests	—	—	83,700,000	83,700,000
Foreign Agency
Obligations	—	3,028,023,592	60,182,874	3,088,206,466
Structured Notes	—	—	3,112,191	3,112,191
U.S. Treasury Obligations .	—	3,934,506,373	—	3,934,506,373
Investment Companies	1,333,427,140	5,210,771	—	1,338,637,911
Capital Trusts	—	2,729,274	—	2,729,274
Preferred Stocks	70,634,152	96,659,936	2,015,575	169,309,663
Rights	—	1,955,384	—	1,955,384
Warrants	61,319,120	—	—	61,319,120
Short-Term Securities:
Money Market Funds	1,934,044	579,452,450	—	581,386,494
Time Deposits	—	22,519,380	—	22,519,380
U.S. Treasury Obligations .	—	4,851,974,748	—	4,851,974,748
Liabilities:
Investments in Securities:
Investments Sold Short	(8,456,489)	—	—	(8,456,489)
Total	$17,006,914,885	$23,699,034,434	$921,001,580	$41,626,950,899
See Notes to Consolidated Financial Statements.

22 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Schedule of Investments (concluded)

Other Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets	$ 14,021,195	$ 20,770,092	—	$ 34,791,287
Liabilities	(41,657,818)	(14,603,111)	—	(56,260,929)
Total	$ (27,636,623)	$ 6,166,981	—	$ (21,469,642)

1 Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options.
Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized apprecia-
tion/depreciation on the instrument and options are shown at value.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Investments in Securities
			Floating	Foreign
	Asset-Backed Corporate		Rate Loan	Agency	Structured	Preferred
	Securities	Bonds	Interests	Obligations	Notes	Stocks	Warrants	Total
Balance, as of October 31, 2009	$ 80,000 $866,416,734 $42,500,000			$59,410,122	$6,636,808	$ 3,038,743 $	22,750	$978,105,157
Accrued discounts/premiums	16,105	15,674,978	—	(60,599)	2,969	—	—	15,633,453
Realized gain (loss)	(94,678)	9,689,972	—	217,314	17,879	14	—	9,830,501
Change in unrealized
appreciation/depreciation[2]	395,573	(922,188)	—	1,437,555	(17,257)	(141,565)	(22,750)	729,368
Net purchases (sales)	(2,000) (168,725,244)		(500,000)	(821,518)	(3,528,208)	(881,617)	—	(174,458,587)
Net transfers in/out of Level 3	—	49,461,688	41,700,000	—	—	—	—	91,161,688
Balance, as of April 30, 2010	$ 395,000 $771,595,940 $83,700,000			$60,182,874	$3,112,191	$ 2,015,575	—	$921,001,580
[2] The change in unrealized appreciation/depreciation on securities still held at April 30, 2010 was $17,075,070.
	Other Financial
	Instruments[4]
	Liabilities
Balance, as of October 31, 2009	$ 37,996,088
Accrued discounts/premiums		—
Realized gain (loss)		2,813,331
Change in unrealized
appreciation/depreciation		—
Net purchases (sales)	(40,809,419)
Net transfers in/out of Level 3		—
Balance, as of April 30, 2010		—
[4] Other financial instruments are structured options.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Statement of Assets and Liabilities
April 30, 2010 (Unaudited)
Assets
Investments at value — unaffiliated (including securities loaned of $546,307,444) (cost — $36,792,773,340)	$40,849,855,076
Investments at value — affiliated (cost — $783,226,090)	788,763,375
Cash	1,770,580
Foreign currency at value (cost — $67,235,120)	68,154,303
Unrealized appreciation on swaps	14,116,999
Unrealized appreciation on foreign currency exchange contracts	6,653,093
Capital shares sold receivable	196,644,583
Investments sold receivable	171,461,990
Interest receivable	139,066,371
Dividends receivable	57,496,585
Swap receivable	308,204
Securities lending income receivable — affiliated	99,463
Prepaid expenses	768,909
Total assets	42,295,159,531
Liabilities
Collateral at value — securities loaned	579,452,450
Investments sold short at value (proceeds — $5,272,413)	8,456,489
Options written at value (premium received — $28,993,953)	26,793,587
Structured options at value (premiums paid — $0)	5,772,615
Unrealized depreciation on foreign currency exchange contracts	5,859,100
Unrealized depreciation on swaps	2,971,396
Investments purchased payable — unaffiliated	362,925,915
Capital shares redeemed payable	111,124,684
Investments purchased payable — affiliated	39,932,460
Investment advisory fees payable	22,801,414
Service and distribution fees payable	15,844,419
Margin variation payable	7,259,804
Deferred foreign capital gain tax	5,255,237
Other affiliates payable	1,447,712
Dividends on short sales payable	130,561
Officer's and Directors' fees payable	87,835
Other accrued expenses payable	7,625,728
Other liabilities	66,062
Total liabilities	1,203,807,468
Net Assets	$41,091,352,063
Net Assets Consist of
Paid-in capital	$38,018,583,348
Distributions in excess of net investment income	(177,356,120)
Accumulated net realized loss	(807,182,831)
Net unrealized appreciation/depreciation	4,057,307,666
Net Assets	$41,091,352,063
Net Asset Value
Institutional — Based on net assets of $10,277,164,757 and 559,046,703 shares outstanding, 1 billion shares authorized, $0.10 per value	$ 18.38
Investor A — Based on net assets of $14,742,822,418 and 805,872,965 shares outstanding, 2 billion shares authorized, $0.10 per value	$ 18.29
Investor B — Based on net assets of $1,344,205,114 and 75,343,162 shares outstanding, 1.5 billion shares authorized, $0.10 per value	$ 17.84
Investor C — Based on net assets of $13,955,328,052 and 817,358,083 shares outstanding, 1.5 billion shares authorized, $0.10 per value	$ 17.07
Class R — Based on net assets of $771,831,722 and 43,563,587 shares outstanding, 2 billion shares authorized, $0.10 per value	$ 17.72

See Notes to Consolidated Financial Statements.

24 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Statement of Operations
Six Months Ended April 30, 2010 (Unaudited)
Investment Income
Interest	$ 259,828,834
Dividends	238,980,908
Foreign taxes withheld	(8,753,461)
Securities lending — affiliated	501,741
Income — affiliated	322,662
Total income	490,880,684
Expenses
Investment advisory	138,962,066
Service — Investor A	16,580,748
Service and Distribution — Investor B	7,054,932
Service and Distribution — Investor C	63,124,321
Service and Distribution — Class R	1,704,966
Transfer agent — Institutional	3,463,466
Transfer agent — Investor A	5,782,337
Transfer agent — Investor B	1,168,533
Transfer agent — Investor C	6,188,219
Transfer agent — Class R	557,640
Accounting services	2,825,075
Custodian	2,815,116
Registration	606,445
Printing	463,950
Officers and Directors	391,559
Professional	338,278
Miscellaneous	499,427
Total expenses excluding dividend expense	252,527,078
Dividend expenses on short sales	708,360
Total expenses	253,235,438
Less fees waived by advisor	(12,021,384)
Total expenses after fees waived	241,214,054
Net investment income	249,666,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	132,491,044
Investments — affiliated	5,537,555
In-kind redemptions	109,117,858
Financial futures contracts	(43,851,328)
Swaps	1,577,275
Short sales	(23,699,292)
Option written and structured options	22,257,705
Foreign currency transactions	(126,380,595)
77,050,222
Net change in unrealized appreciation/depreciation on:
Investments	1,990,967,923
Financial futures contracts	9,607,528
Swaps	(117,292)
Option written and structured options	10,387,598
Foreign currency transactions	11,933,430
Short sales	(2,605,297)
2,020,173,890
Total realized and unrealized gain	2,097,224,112
Net Increase in Net Assets Resulting from Operations	$ 2,346,890,742
See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Consolidated Statements of Changes in Net Assets
	Six Months
	Ended
	April 30,	Year Ended
	2010	October 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009
Operations
Net investment income	$ 249,666,630	$ 456,828,495
Net realized gain (loss)	77,050,222	(787,637,012)
Net change in unrealized appreciation/depreciation	2,020,173,890	5,212,663,235
Net increase in net assets resulting from operations	2,346,890,742	4,881,854,718
Dividends to Shareholders From
Net investment income:
Institutional	(117,814,754)	(251,914,635)
Investor A	(167,072,978)	(392,321,874)
Investor B	(13,142,613)	(55,746,986)
Investor C	(129,233,293)	(337,604,724)
Class R	(7,738,720)	(17,206,062)
Decrease in net assets resulting from dividends to shareholders	(435,002,358)	(1,054,794,281)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	5,997,361,208	5,830,930,035
Redemption Fee
Redemption fee	462,164	1,284,347
Net Assets
Total increase in net assets	7,909,711,756	9,659,274,819
Beginning of period	33,181,640,307	23,522,365,488
End of period	$41,091,352,063	$33,181,640,307
Undistributed (distributions in excess of) net investment income	$ (177,356,120) $ 7,979,608

See Notes to Consolidated Financial Statements.

26 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Financial Highlights
			Institutional
Six Months
Ended
April 30,
	2010		Year Ended October 31,
	(Consolidated)	2009
	(Unaudited)	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.42	$ 15.20	$ 21.30	$ 17.94	$ 17.36	$ 15.80
Net investment income[1]	0.17	0.35	0.34	0.40	0.38	0.34
Net realized and unrealized gain (loss)[2]	1.05	2.61	(5.10)	3.60	2.34	1.89
Net increase (decrease) from investment operations	1.22	2.96	(4.76)	4.00	2.72	2.23
Dividends and distributions from:
Net investment income	(0.26)	(0.74)	(0.52)	(0.44)	(0.44)	(0.49)
Net realized gain	—	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.26)	(0.74)	(1.34)	(0.64)	(2.14)	(0.67)
Net asset value, end of period	$ 18.38	$ 17.42	$ 15.20	$ 21.30	$ 17.94	$ 17.36
Total Investment Return[3]
Based on net asset value	7.03%[4]	20.43%	(23.73)%	22.78%	16.65%[5]	14.41%
Ratios to Average Net Assets
Total expenses	0.87%[6]	0.91%	0.95%	0.88%	0.91%	0.92%
Total expenses after fees waived and paid indirectly	0.81%[6]	0.87%	0.86%	0.77%	0.82%	0.84%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	0.80%[6]	0.85%	0.80%	0.77%	0.82%	0.84%
Net investment income	1.85%[6]	2.26%	1.78%	2.08%	2.13%	2.04%
Supplemental Data
Net assets, end of period (000)	$10,277,165	$8,066,571	$5,091,181	$4,858,867	$3,506,452	$2,574,791
Portfolio turnover	13%	33%	34%	45%	40%	49%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Financial Highlights (continued)
			Investor A
Six Months
Ended
April 30,
	2010		Year Ended October 31,
	(Consolidated)	2009
	(Unaudited)	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 17.34	$ 15.13	$ 21.22	$ 17.87	$ 17.30	$ 15.75
Net investment income[1]	0.14	0.31	0.29	0.35	0.33	0.30
Net realized and unrealized gain (loss)[2]	1.05	2.60	(5.09)	3.60	2.33	1.88
Net increase (decrease) from investment operations	1.19	2.91	(4.80)	3.95	2.66	2.18
Dividends and distributions from:
Net investment income	(0.24)	(0.70)	(0.47)	(0.40)	(0.39)	(0.45)
Net realized gain	—	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.24)	(0.70)	(1.29)	(0.60)	(2.09)	(0.63)
Net asset value, end of period	$ 18.29	$ 17.34	$ 15.13	$ 21.22	$ 17.87	$ 17.30
Total Investment Return[3]
Based on net asset value	6.88%[4]	20.14%	(23.96)%	22.56%	16.32%[5]	14.12%
Ratios to Average Net Assets
Total expenses	1.13%[6]	1.18%	1.20%	1.15%	1.16%	1.17%
Total expenses after fees waived and paid indirectly	1.07%[6]	1.13%	1.12%	1.03%	1.07%	1.09%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.06%[6]	1.12%	1.06%	1.03%	1.07%	1.09%
Net investment income	1.58%[6]	2.00%	1.52%	1.82%	1.88%	1.79%
Supplemental Data
Net assets, end of period (000)	$14,742,822	$11,844,981	$8,387,965	$8,266,581	$5,833,059	$4,482,210
Portfolio turnover	13%	33%	34%	45%	40%	49%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Consolidated Financial Statements.

28 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Financial Highlights (continued)
			Investor B
Six Months
Ended
April 30,
	2010		Year Ended October 31,
	(Consolidated)	2009
	(Unaudited)	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.91	$ 14.76	$ 20.72	$ 17.49	$ 16.94	$ 15.44
Net investment income[1]	0.06	0.18	0.13	0.19	0.19	0.17
Net realized and unrealized gain (loss)[2]	1.03	2.53	(4.97)	3.51	2.29	1.83
Net increase (decrease) from investment operations	1.09	2.71	(4.84)	3.70	2.48	2.00
Dividends and distributions from:
Net investment income	(0.16)	(0.56)	(0.30)	(0.27)	(0.23)	(0.32)
Net realized gain	—	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.16)	(0.56)	(1.12)	(0.47)	(1.93)	(0.50)
Net asset value, end of period	$ 17.84	$ 16.91	$ 14.76	$ 20.72	$ 17.49	$ 16.94
Total Investment Return[3]
Based on net asset value	6.47%[4]	19.15%	(24.57)%	21.52%	15.49%[5]	13.19%
Ratios to Average Net Assets
Total expenses	1.96%[6]	2.00%	2.01%	1.95%	1.93%	1.94%
Total expenses after fees waived and paid indirectly	1.90%[6]	1.95%	1.92%	1.84%	1.83%	1.86%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.89%[6]	1.94%	1.86%	1.84%	1.83%	1.86%
Net investment income	0.72%[6]	1.17%	0.70%	1.03%	1.12%	1.04%
Supplemental Data
Net assets, end of period (000)	$ 1,344,205	$1,442,397	$1,514,668	$2,141,544	$2,020,699	$2,060,638
Portfolio turnover	13%	33%	34%	45%	40%	49%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Financial Highlights (continued)
			Investor C
Six Months
Ended
April 30,
	2010		Year Ended October 31,
	(Consolidated)	2009
	(Unaudited)	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.21	$ 14.19	$ 19.99	$ 16.91	$ 16.47	$ 15.04
Net investment income[1]	0.07	0.18	0.14	0.19	0.19	0.16
Net realized and unrealized gain (loss)[2]	0.97	2.43	(4.78)	3.39	2.21	1.80
Net increase (decrease) from investment operations	1.04	2.61	(4.64)	3.58	2.40	1.96
Dividends and distributions from:
Net investment income	(0.18)	(0.59)	(0.34)	(0.30)	(0.26)	(0.35)
Net realized gain	—	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.18)	(0.59)	(1.16)	(0.50)	(1.96)	(0.53)
Net asset value, end of period	$ 17.07	$ 16.21	$ 14.19	$ 19.99	$ 16.91	$ 16.47
Total Investment Return[3]
Based on net asset value	6.44%[4]	19.24%	(24.51)%	21.54%	15.45%[5]	13.25%
Ratios to Average Net Assets
Total expenses	1.89%[6]	1.94%	1.96%	1.92%	1.93%	1.94%
Total expenses after fees waived and paid indirectly	1.83%[6]	1.89%	1.88%	1.81%	1.83%	1.86%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.82%[6]	1.88%	1.81%	1.81%	1.83%	1.86%
Net investment income	0.82%[6]	1.23%	0.76%	1.05%	1.11%	1.01%
Supplemental Data
Net assets, end of period (000)	$13,955,328	$11,251,502	$8,157,355	$7,425,397	$4,585,172	$2,841,071
Portfolio turnover	13%	33%	34%	45%	40%	49%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Consolidated Financial Statements.

30 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Financial Highlights (concluded)
			Class R
Six Months
Ended
April 30,
	2010		Year Ended October 31,
	(Consolidated)	2009
	(Unaudited)	(Consolidated)	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 16.80	$ 14.69	$ 20.65	$ 17.43	$ 16.93	$ 15.44
Net investment income[1]	0.11	0.25	0.22	0.27	0.28	0.25
Net realized and unrealized gain (loss)[2]	1.02	2.51	(4.94)	3.51	2.28	1.85
Net increase (decrease) from investment operations	1.13	2.76	(4.72)	3.78	2.56	2.10
Dividends and distributions from:
Net investment income	(0.21)	(0.65)	(0.42)	(0.36)	(0.36)	(0.43)
Net realized gain	—	—	(0.82)	(0.20)	(1.70)	(0.18)
Total dividends and distributions	(0.21)	(0.65)	(1.24)	(0.56)	(2.06)	(0.61)
Net asset value, end of period	$ 17.72	$ 16.80	$ 14.69	$ 20.65	$ 17.43	$ 16.93
Total Investment Return[3]
Based on net asset value	6.76%[4]	19.67%	(24.21)%	22.14%	16.02%[5]	13.87%
Ratios to Average Net Assets
Total expenses	1.46%[6]	1.54%	1.55%	1.47%	1.41%	1.42%
Total expenses after fees waived and paid indirectly	1.40%[6]	1.49%	1.46%	1.36%	1.32%	1.35%
Total expenses after fees waived and paid indirectly and excluding
dividend expense	1.39%[6]	1.48%	1.40%	1.36%	1.32%	1.35%
Net investment income	1.26%[6]	1.65%	1.18%	1.47%	1.61%	1.48%
Supplemental Data
Net assets, end of period (000)	$ 771,832	$576,189	$371,196	$306,367	$148,232	$ 61,531
Portfolio turnover	13%	33%	34%	45%	40%	49%

1 Based on average shares outstanding.
2 Includes a redemption fee, which is less than $0.01 per share.
3 Where applicable, total investment returns include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.02%.
6 Annualized.

See Notes to Consolidated Financial Statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares.
Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a con-
tingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B,
Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and
Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A
Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing share-
holders or for purchase by certain qualified employee benefit plans.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that
Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation
Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated.

Valuation: The Fund’s policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board of Directors (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ
Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment

(Unaudited)

companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be value at amortized cost, which approximates fair value.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pric-
ing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pric-
ing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference securities.

The Fund values its investment in BlackRock Liquidity Series, LLC Money
Market Series (the “Money Market Series”) at fair value, which is ordinar-
ily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission
(the “SEC”) under the 1940 Act. The Fund may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25%
on any one day.

Securities and other assets and liabilities denominated in foreign curren-
cies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”).
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no

32 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets, the investment advisor and/or the sub-advisor seeks to deter-
mine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the invest-
ment advisor and/or sub-advisor deems relevant. The pricing of all
Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE.
Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets.
If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materi-
ally affect the value of such instruments, those instruments may be Fair
Value Assets and be valued at their fair values, as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Each business day, the Fund uses a pricing service selected under the supervision of the Fund’s
Board to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the
“Systematic Fair Value Price”). Using current market factors, the
Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the
NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Foreign currency amounts are translated into
US dollars as follows: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.
Generally, when the US dollar rises in value against foreign currency, the
Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the
US dollar falls in relative value.

The Fund reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Asset Backed Securities: The Fund may invest in asset-backed securities.
Asset-backed securities are generally issued as pass-through certifi-
cates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time.
As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mort-
gagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security.
If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Changes in economic conditions, including delinquencies and/or defaults on assets under-
lying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Floating Rate Loans: The Fund may invest in floating rate loan interests that are issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the
“lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

uncertain and companies that are highly levered. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the issuer. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR
(London Inter Bank Offered Rate), the prime rate offered by one or more
US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of their investment policies.

When a Fund buys a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. The Fund earns and/or pays facility and other fees on floating rate loan interests, which are shown as facility and other fees in the Consolidated Statement of Operations. Facility and
commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the issuer’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower.
The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the
Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral sup-
porting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participa-
tion interests involves the risk of insolvency of the financial intermedi-
aries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income secu-
rities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-
indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a pre-
ferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the market value of the short sale. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the counterparty to which it sold the security short. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Consolidated
Statement of Operations. The Fund may pay a fee on the assets bor-
rowed from the counterparty, which is shown as stock loan fees in the
Consolidated Statement of Operations. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale

34 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

if the market price is greater or less than the proceeds originally received. There is no assurance the Fund will be able to close out a short position at a particular time or at an acceptable price.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experi-
ence greater volatility in market value than similar maturity debt obliga-
tions which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Fund either delivers collateral or segregates assets in connection with certain investments
(e.g., financial futures contracts, foreign currency exchange contracts, swaps, short sales, structured options and written options), the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segre-
gated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are sub-
sequently recorded when the Fund has determined the ex-dividend date.
Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notifica-
tion from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the
Consolidated Statement of Operations.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is deter-
mined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Securities lending income, as disclosed in the Consolidated Statement of
Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns.
No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the four years ended October 31, 2009. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax posi-
tions that require recognition of a tax liability.

Recent Accounting Standard: In January 2010, the Financial Accounting
Standards Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effec-
tive for financial statements for fiscal years beginning after December
15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Fund’s financial statements and disclosures is currently being assessed.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. The Fund has an arrange-
ment with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accu-
mulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the returns of the Fund and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. The Fund may mitigate counterparty risk through master netting agreements included within an International
Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement
between the Fund and separately each of its counterparties. The ISDA
Master Agreement allows the Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each separate counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum trans-
fer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or other-
wise, the Fund bears the risk of loss from counterparty non-performance.
See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counter-
party risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Options written by the
Fund do not give rise to counterparty credit risk, as options written obligate the Fund to perform and not the counterparty. Certain ISDA
Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (inter-
est rate risk) or foreign currencies (foreign currency exchange rate risk).
Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the move-
ments in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either spe-
cific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currency backing some of the investments held by the
Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying instruments (equity risk)
and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser of the option the right
(but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of

36 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received)
is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Fund enters into a closing transaction), the
Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation.
When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of an option written could result in the
Fund purchasing or selling a security at a price different from the current market value. The Fund may execute transactions in both listed and OTC options.

The Fund invests in structured options to increase or decrease its expo-
sure to an underlying index or group of securities (equity risk). These structured options are European-Style Options and may consist of single or multiple OTC options which are priced as a single security. European-
Style Options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index, depending on the combination of options used. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases.
Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the coun-
terparty, depending on the value of the underlying index at exercise.

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the
Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (deprecia-
tion). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of)
the closing transaction and the Fund’s basis in the contract, if any.
Generally, the basis of the contracts is the premium received or paid.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the
Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

• Total return swaps — The Fund may enter into total return swaps to obtain market exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/
return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party commits to pay interest in exchange for the total return (coupons plus capital gains/losses) of an under-
lying asset. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Derivative Instruments Categorized by Risk Exposure:
Fair Values of Derivative Instruments as of April 30, 2010

	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets		Consolidated Statement of Assets
	and Liabilities Location	Value	and Liabilities Location	Value
Foreign currency exchange contracts	Unrealized appreciation on foreign		Unrealized depreciation on foreign
	currency exchange contracts	$ 6,653,093	currency exchange contracts	$ 5,859,100
Equity contracts	Net unrealized appreciation/		Net unrealized appreciation/depreciation*;
	appreciation*; Unrealized		Unrealized depreciation on swaps;
	appreciation on swaps; Investments		Options written at value;
	at value — unaffiliated**	28,138,194	Structured Options at value	50,401,829
Total		$ 34,791,287		$ 56,260,929

* Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
** Includes options purchased at value as reported in the Consolidated Schedule of Investments.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)
The Effect of Derivative Instruments on the Consolidated Statement of Operations
Six Months Ended April 30, 2010

Net Realized Gain (Loss) from

	Financial			Foreign
	Futures			Currency
	Contracts	Swaps	Options***	Transactions	Total
Foreign currency transactions	—	—	$ (1,768,593)	$(126,487,683)	$(128,256,276)
Equity contracts	$ (43,851,328)	$ 1,577,275	9,170,494	—	(33,103,559)
Total	$ (43,851,328)	$ 1,577,275	$ 7,401,901	$(126,487,683)	$(161,359,835)
Net Change in Unrealized Appreciation/Depreciation on

	Financial			Foreign
	Futures			Currency
	Contracts	Swaps	Options***	Transactions	Total
Foreign currency transactions	—	—	$ 1,719,734	$ 15,306,526	$ 17,026,260
Equity contracts	$ 9,607,528	$ (117,292)	19,638,076	—	29,128,312
Total	$ 9,607,528	$ (117,292)	$ 21,357,810	$ 15,306,526	$ 46,154,572

*** Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended April 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	13,611
Average number of contracts sold	784
Average notional value of contracts purchased	$ 768,992,711
Average notional value of contracts sold	$ 92,379,522
Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	16
Average number of contracts — US dollars sold	27
Average US dollar amounts purchased	$ 705,608,428
Average US dollar amounts sold	$1,161,283,234
Options:
Average number of contracts purchased	4,207
Average number of contracts sold	111,443
Average notional value of contracts purchased	$ 53,194,500
Average notional value of contracts written	$ 333,630,575
Structured options:
Average number of units	67,947
Average notional value	—
Total return swaps:
Average number of contracts	8
Average notional value	$ 622,156,942

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but BAC and Barclays are not.

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Fund's investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the manage-
ment of the Fund’s portfolio and provides the necessary personnel, facil-
ities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has voluntarily agreed to waive a portion of its fees payable by the Fund, which is shown as fees waived by advisor in the Consoli-
dated Statement of Operations, so that such fee is reduced for average daily net assets of the Fund as follows:

		Rate
In Excess of	Not Exceeding	Waived to
$10 billion	$15 billion	0.69%
$15 billion	$20 billion	0.68%
$20 billion	$25 billion	0.67%
$25 billion	$30 billion	0.65%
$30 billion	$40 billion	0.63%
$40 billion	—	0.62%

For the six months ended April 30, 2010, the Manager waived
$12,018,612, which is included in fees waived by advisor in the
Consolidated Statement of Operations.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of invest-
ment advisory fees through its investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Consolidated Statement of Operations. For the six months ended
April 30, 2010, $2,772 was waived.

The Manager entered into a sub-advisory agreement with BlackRock
Investment Management, LLC (“BIM”) and BlackRock International
Limited, both affiliates of the Manager. The Manager pays the sub-advi-
sors for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

For the six months ended April 30, 2010, the Fund reimbursed the
Manager $314,006 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

The Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of BlackRock.
Pursuant to the Distribution Plan and in accordance with Rule 12b-1

38 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of Fund, as follows:

	Service	Distribution
	Fee	Fee
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund.
The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribu-
tion related services to Investor A, Investor B and Investor C and
Class R shareholders.

For the six months ended April 30, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $2,858,229. For the six months ended April 30, 2010, affiliates received the following contin-
gent deferred sales charges relating to transactions in Investor B and
Investor C Shares.

Investor B	$866,003
Investor C	$894,181

Furthermore, affiliates received contingent deferred sale charges of
$118,076 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder com-
munications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the six months ended April 30, 2010, the Fund reim-
bursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations.

Call Center
Fees
Institutional	$18,372
Investor A	$89,164
Investor B	$25,421
Investor C	$83,293
Class R	$ 1,757

The Fund has received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown on the Consolidated
Statement of Assets and Liabilities as securities loaned and collateral at value — securities loaned, respectively. The cash collateral invested by BIM is disclosed in the Consolidated Schedule of Investments. The share of income earned by the Fund on such investments is shown as securities lending — affiliated in the Consolidated Statement of
Operations. For the six months ended April 30, 2010, BIM received
$127,190 in securities lending agent fees related to securities lending activities for the Fund.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for com-
pensation paid to the Fund's Chief Compliance Officer.

4. Investments:

Purchases and sales of investments including paydowns, excluding short-term securities and US government securities, for the six months ended April 30, 2010, were $7,004,844,846 and $2,605,274,265, respectively.

Purchases and sales of US government securities for the six months ended April 30, 2010, were $2,527,809,994 and $1,618,114,735, respectively.

Transactions in options written for the six months ended April 30, 2010, were as follows:

		Calls
		Premiums
	Contracts	Received
Options outstanding at
beginning of period	150,366	$ 45,490,237
Options written	129,715	29,381,657
Options exercised	(97,983)	(30,367,131)
Options closed	(40,497)	(13,433,169)
Options expired	(37,848)	(3,596,705)
Options outstanding at end of period	103,753	$ 27,474,889
		Puts
		Premiums
	Contracts	Received
Options outstanding at
beginning of period	920	$ 2,812,793
Options written	13,916	13,939,373
Options exercised
Options closed	(12)	(36,689)
Options expired	(13,579)	(15,196,413)
Options outstanding at end of period	1,245	$ 1,519,064

As of April 30, 2010, the value of portfolio securities subject to covered call options written was $337,496,843.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (continued)

5. Borrowings:

The Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Fund may borrow under the credit agreement to fund shareholder redemptions.
Prior to its renewal, the credit agreement had the following terms: 0.02%
upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2008; a commit-
ment fee of 0.08% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscel-
laneous in the Consolidated Statement of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and

(b) reserve adjusted one-month LIBOR, plus, in each case, the higher of
(i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agree-

ment) on amounts borrowed. Effective November 2009, the credit agree-
ment was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10%
per annum based on the Fund's pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Fund did not borrow under the credit agreement during the six months ended April 30, 2010.

6. Capital Loss CarryForwards:

As of October 31, 2009, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated
expiration dates:

Expires October 31,
2010	$ 3,257,086
2011	2,424,779
2016	8,995,345
2017	788,338,881
Total	$ 803,016,091

7. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. The Fund manages counter-
party risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterpar-
ties. The extent of the Fund's exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Fund's Consolidated Statement of Assets and
Liabilities, less any collateral held by the Fund.

The Fund invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Consolidated Schedule of Investments for concentrations in specific countries.

As of April 30, 2010, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments
Oil, Gas & Consumable Fuels	10%
Metals & Mining	7
Pharmaceuticals	5
Commercial Banks	4
Diversified Financial Services	4
Diversified Telecommunication Services	4
Insurance	3
Food Products	3
Industrial Conglomerates	3
Wireless Telecommunication Services	2
Semiconductors & Semiconductor Equipment	2
Energy Equipment & Services	2
Chemicals	2
Computers & Peripherals	2
Software	2
Real Estate Management & Development	2
Health Care Equipment & Supplies	2
Health Care Providers & Services	2
Capital Markets	1
Communications Equipment	1
Food & Staples Retailing	1
Biotechnology	1
Electric Utilities	1
Media	1
Electronic Equipment, Instruments & Components	1
Aerospace & Defense	1
Household Products	1
Road & Rail	1
IT Services	1
Automobiles	1
Beverages	1
Trading Companies & Distributors	1
Electrical Equipment	1
Tobacco	1
Paper & Forest Products	1
Internet Software & Services	1
Construction & Engineering	1
Life Sciences Tools & Services	1
Other*	19

* Includes Asset-Backed Securities, US Treasury Obligations and Foreign
Government Obligations.

40 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Notes to Consolidated Financial Statements (concluded)
8. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009
	Shares	Amount	Shares	Amount
Institutional
Shares sold	157,412,988	$ 2,845,673,648	224,084,151	$ 3,530,088,787
Shares issued to shareholders in reinvestment of dividends and distributions	5,712,296	101,727,996	15,049,003	221,037,949
Total issued	163,125,284	2,947,401,644	239,133,154	3,751,126,736
Shares redeemed	(67,070,508)	(1,220,817,500)	(111,052,531)	(1,690,232,537)
Net increase	96,054,776	$ 1,726,584,144	128,080,623	$ 2,060,894,199
Investor A
Shares sold and automatic conversion of shares	172,739,026	$ 3,114,091,841	238,010,540	$ 3,745,731,393
Shares issued to shareholders in reinvestment of dividends and distributions	8,428,907	149,527,772	23,940,344	349,139,916
Total issued	181,167,933	3,263,619,613	261,950,884	4,094,871,309
Shares redeemed	(58,344,694)	(1,050,282,888)	(133,181,127)	(2,016,408,935)
Net increase	122,823,239	$ 2,213,336,725	128,769,757	$ 2,078,462,374
Investor B
Shares sold	1,964,737	$ 34,489,037	12,702,879	$ 186,933,426
Shares issued to shareholders in reinvestment of dividends and distributions	666,225	11,558,938	3,481,967	49,051,379
Total issued	2,630,962	46,047,975	16,184,846	235,984,805
Shares redeemed and automatic conversion of shares	(12,566,732)	(221,208,373)	(33,498,343)	(496,555,695)
Net decrease	(9,935,770)	$ (175,160,398)	(17,313,497)	$ (260,570,890)
Investor C
Shares sold	164,893,800	$ 2,775,937,331	222,113,983	$ 3,273,646,648
Shares issued to shareholders in reinvestment of dividends and distributions	7,044,849	116,943,088	22,540,904	305,722,162
Total issued	171,938,649	2,892,880,419	244,654,887	3,579,368,810
Shares redeemed	(48,859,787)	(821,916,833)	(125,252,461)	(1,764,227,714)
Net increase	123,078,862	$ 2,070,963,586	119,402,426	$ 1,815,141,096
Class R
Shares sold	14,335,398	$ 250,038,415	18,623,359	$ 280,130,626
Shares issued to shareholders in reinvestment of dividends and distributions	449,457	7,730,656	1,217,643	17,189,054
Total issued	14,784,855	257,769,071	19,841,002	297,319,680
Shares redeemed	(5,510,185)	(96,131,920)	(10,817,247)	(160,316,424)
Net increase	9,274,670	$ 161,637,151	9,023,755	$ 137,003,256

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as credit to paid-in-capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has deter-
mined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member
of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of
the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, President and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

BlackRock International Limited
Edinburgh, EH3 8JB,
United Kingdom

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

42 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by
calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended
June 30 is available upon request and without charge (1) at www.black-
rock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

44 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal informa-
tion BlackRock collects, how we protect that information and why in cer-
tain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or serv-
ices that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Growth Fund		BlackRock Mid-Cap Value Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio		BlackRock Mid Cap Value Opportunities Fund
BlackRock Aurora Portfolio	BlackRock Global SmallCap Fund		BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Health Sciences Opportunities Portfolio		BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Healthcare Fund		BlackRock Science & Technology
BlackRock Capital Appreciation Portfolio	BlackRock Index Equity Portfolio*		Opportunities Portfolio
BlackRock Energy & Resources Portfolio	BlackRock International Fund		BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock International Index Fund		BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock International Opportunities Portfolio		BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Value Fund		BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock Large Cap Core Fund		BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Fundamental Growth Fund	BlackRock Large Cap Core Plus Fund		BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund†	BlackRock Large Cap Growth Fund		BlackRock U.S. Opportunities Portfolio
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Value Fund		BlackRock Utilities and Telecommunications Fund
BlackRock Global Emerging Markets Fund	BlackRock Latin America Fund		BlackRock Value Opportunities Fund
BlackRock Global Financial Services Fund	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock World Gold Fund
Fixed Income Funds
BlackRock Bond Portfolio	BlackRock Inflation Protected Bond Portfolio		BlackRock Short-Term Bond Fund
BlackRock Emerging Market Debt Portfolio	BlackRock Intermediate Government		BlackRock Strategic Income
BlackRock GNMA Portfolio	Bond Portfolio		Opportunities Portfolio
BlackRock Government Income Portfolio	BlackRock International Bond Portfolio		BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock Long Duration Bond Portfolio		BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Low Duration Bond Portfolio		BlackRock World Income Fund
BlackRock Income Portfolio†	BlackRock Managed Income Portfolio
BlackRock Income Builder Portfolio†	BlackRock Multi-Sector Bond Portfolio
Municipal Bond Funds
BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Kentucky Municipal Bond Portfolio		BlackRock New York Municipal Bond Fund
BlackRock California Municipal Bond Fund	BlackRock Municipal Insured Fund		BlackRock Ohio Municipal Bond Portfolio
BlackRock High Yield Municipal Fund	BlackRock National Municipal Fund		BlackRock Pennsylvania Municipal Bond Fund
BlackRock Intermediate Municipal Fund	BlackRock New Jersey Municipal Bond Fund		BlackRock Short-Term Municipal Fund
Target Risk & Target Date Funds†
BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		BlackRock LifePath Portfolios
Conservative Prepared Portfolio	2010	2035	Retirement
Moderate Prepared Portfolio	2015	2040	2020
Growth Prepared Portfolio	2020	2045	2030
Aggressive Growth Prepared Portfolio	2025	2050	2040
	2030		2050

* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at

www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

46 BLACKROCK GLOBAL ALLOCATION FUND, INC.

APRIL 30, 2010

This report is not authorized for use as an offer of sale or a solic-
itation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a repre-
sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 28, 2010